SHARES OF THE FUND ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THE FUND MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABILITY. IF THE FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VARIABLE
INSURANCE PRODUCTS
FUND III
INITIAL CLASS

BALANCED PORTFOLIO

PROSPECTUS
APRIL 30, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2  INVESTMENT SUMMARY

                         2  PERFORMANCE

FUND BASICS              3  INVESTMENT DETAILS

                         4  VALUING SHARES

SHAREHOLDER INFORMATION  4  BUYING AND SELLING SHARES

                         5  DIVIDENDS AND CAPITAL GAINS
                            DISTRIBUTIONS

                         5  TAX CONSEQUENCES

FUND SERVICES            5  FUND MANAGEMENT

                         6  FUND DISTRIBUTION

APPENDIX                 6  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

BALANCED PORTFOLIO seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns quoted for a class include the class's expenses, but may not include charges and expenses attributable to any particular insurance product. Because shares of the fund may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index, a combination of market indexes and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

BALANCED PORTFOLIO - INITIAL
CLASS

Calendar Year                                         1995    1996   1997    1998

                                                      13.92%  9.98%  22.18%  17.64%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 13.92
Row: 8, Col: 1, Value: 9.98
Row: 9, Col: 1, Value: 22.18
Row: 10, Col: 1, Value: 17.64

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF BALANCED PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 11.83% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended          Past 1 year  Past 5 years  Life of class
December 31, 1998

BALANCED PORTFOLIO - INITIAL    17.64%       n/a           15.86%A
CLASS

S&P 500                         28.58%       n/a           30.55%A

Lipper Balanced Funds Average   13.48%       n/a           n/a

Fidelity Balanced Composite     20.98%       n/a           22.25%A
Index

A FROM JANUARY 3, 1995 (CLASS'S COMMENCEMENT OF OPERATIONS).

If FMR had not reimbursed certain class expenses during these periods, the fund's returns would have been lower.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Lipper Balanced Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

BALANCED PORTFOLIO seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Initial Class is the class's NAV.

The price to sell one share of Initial Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the fund can buy or sell shares of the fund. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of the fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

The fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. The fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate the fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of the fund to any separate account, or suspend or terminate the offering of shares of the fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the fund.

The fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund.

Dividends and capital gains distributions from the fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the fund will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from the fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Balanced Portfolio is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM is responsible for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Kevin Grant is Vice President of Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Mr. Grant joined Fidelity as a portfolio manager in 1993.

John Avery is manager of Balanced Portfolio, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

The fund has an investment objective similar to that of an existing Fidelity fund. Balanced Portfolio is most similar to Fidelity Advisor Balanced Fund.

The performance of the fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.29%. The individual fund fee rate is 0.15%.

The total management fee for the fiscal year ended December 31, 1998, was 0.44% of the fund's average net assets.

The total annual Initial Class operating expenses for the fiscal year ended December 31, 1998, were 0.59% of the class's average net assets. The total annual class operating expenses do not reflect the effect of any reduction of certain expenses during the period.

A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, the fund entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual Initial Class operating expenses would have been 0.58% for the fiscal year ended December 31, 1998.

FMR pays FIMM, FMR U.K., and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

Effective January 3, 1995, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement can be terminated by FMR at any time.

As of December 31, 1998, approximately 38% of the fund's total outstanding shares were held by an FMR affiliate.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Initial
Class's shares.

Initial Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Initial Class's financial history for the past 4 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

SELECTED PER-SHARE DATA

Years ended December 31       1998     1997     1996     1995G

Net asset value, beginning    $ 14.58  $ 12.23  $ 11.17  $ 10.00
of period

Income from Investment
Operations

 Net investment income         .44C     .44C     .33      .14

 Net realized and              2.00     2.22     .78      1.25
unrealized gain (loss)

 Total from investment         2.44     2.66     1.11     1.39
operations

Less Distributions

 From net investment income    (.36)    (.31)    (.01)D   (.14)

 From net realized gain        (.55)    --       (.04)D   (.08)

 Total distributions          (.91)    (.31)    (.05)    (.22)

Net asset value, end of      $ 16.11  $ 14.58  $ 12.23  $ 11.17
period

Total returnA,B               17.64%   22.18%   9.98%    13.92%

RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period   $ 307,681  $ 214,538  $ 103,110  $ 43,155
(000 omitted)

Ratio of expenses to         .59%       .61%       .72%       1.42%E
average net assets

Ratio of expenses to         .58%F      .60%F      .71%F      1.42%
average net assets after
expense reductions

Ratio of net investment      2.94%      3.28%      3.63%      3.56%
income to average net assets

Portfolio turnover           94%        98%        163%       248%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175, or your insurance company.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

1.478077.101 VIPIII-BAL-pro-0499

SHARES OF THE FUND ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THE FUND MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABILITY. IF THE FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VARIABLE
INSURANCE PRODUCTS
FUND III
INITIAL CLASS

GROWTH & INCOME PORTFOLIO

PROSPECTUS
APRIL 30, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2  INVESTMENT SUMMARY

                         2  PERFORMANCE

FUND BASICS              4  INVESTMENT DETAILS

                         5  VALUING SHARES

SHAREHOLDER INFORMATION  5  BUYING AND SELLING SHARES

                         5  DIVIDENDS AND CAPITAL GAINS
                            DISTRIBUTIONS

                         5  TAX CONSEQUENCES

FUND SERVICES            6  FUND MANAGEMENT

                         6  FUND DISTRIBUTION

APPENDIX                 7  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns quoted for a class include the class's expenses, but may not include charges and expenses attributable to any particular insurance product. Because shares of the fund may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

GROWTH & INCOME PORTFOLIO -
INITIAL CLASS




Calendar Year                  1997    1998

                               30.09%  29.59%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 30.09
Row: 10, Col: 1, Value: 29.59

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH & INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.97% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-8.37% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended        Past 1 year  Past 5 years  Life of class*
December 31, 1998

GROWTH & INCOME PORTFOLIO -   29.59%       n/a           29.84%A
INITIAL CLASS

S&P 500                       28.58%       n/a           30.95%A

Lipper Growth and Income      15.61%       n/a           20.81%A
Funds Average


* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

If FMR had not reimbursed certain class expenses during these periods, the fund's returns would have been lower.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Lipper Growth and Income Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Initial Class is the class's NAV.

The price to sell one share of Initial Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the fund can buy or sell shares of the fund. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of the fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

The fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. The fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate the fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of the fund to any separate account, or suspend or terminate the offering of shares of the fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the fund.

The fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund.

Dividends and capital gains distributions from the fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the fund will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from the fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Growth & Income Portfolio is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Louis Salemy is manager of Growth & Income Portfolio, which he has managed since September 1998. Previously, he was associate manager of Growth & Income Portfolio and managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager, and portfolio assistant.

The fund has an investment objective similar to that of an existing Fidelity fund. Growth & Income Portfolio is most similar to Fidelity Growth & Income Portfolio.

The performance of the fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.29%. The individual fund fee rate is 0.20%.

The total management fee for the fiscal year ended December 31, 1998, was 0.49% of the fund's average net assets.

The total annual Initial Class operating expenses for the fiscal year ended December 31, 1998, were 0.61% of the class's average net assets. The total annual class operating expenses do not reflect the effect of any reduction of certain expenses during the period.

A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, the fund entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual Initial Class operating expenses would have been 0.60% for the fiscal year ended December 31, 1998.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

Effective December 31, 1996, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement can be terminated by FMR at any time.

As of December 31, 1998, approximately 56% of the fund's total outstanding shares were held by FMR affiliates.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Initial
Class's shares.

Initial Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Initial Class's financial history for the past 3 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

SELECTED PER-SHARE DATA

Years ended December 31       1998     1997     1996G

Net asset value, beginning    $ 12.53  $ 9.90   $ 10.00
of period

Income from Investment
Operations

 Net investment income         .15D     .13D     .00

 Net realized and              3.54     2.84     (.10)
unrealized gain (loss)

 Total from investment         3.69     2.97     (.10)
operations

Less Distributions

 From net investment income    --       (.08)    --

 From net realized gain        (.07)    (.26)    --

 Total distributions          (.07)    (.34)    --

Net asset value, end of      $ 16.15  $ 12.53  $ 9.90
period

Total returnB,C               29.59%   30.09%   (1.00)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period   $ 1,141,806  $ 345,287  $ 990
(000 omitted)

Ratio of expenses to         .61%         .70%       1.00%A,E
average net assets

Ratio of expenses to         .60%F        .70%       1.00%A
average net assets after
expense reductions

Ratio of net investment      1.08%        1.14%      3.89%A
income to average net assets

Portfolio turnover           66%          81%        0%A


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES).


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175, or your insurance company.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

1.700590.101 VIPIII-G&I-pro-0499

SHARES OF THE FUND ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THE FUND MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABILITY. IF THE FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VARIABLE
INSURANCE PRODUCTS
FUND III
INITIAL CLASS

GROWTH OPPORTUNITIES PORTFOLIO

PROSPECTUS
APRIL 30, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2  INVESTMENT SUMMARY

                         2  PERFORMANCE

FUND BASICS              4  INVESTMENT DETAILS

                         5  VALUING SHARES

SHAREHOLDER INFORMATION  5  BUYING AND SELLING SHARES

                         5  DIVIDENDS AND CAPITAL GAINS
                            DISTRIBUTIONS

                         5  TAX CONSEQUENCES

FUND SERVICES            6  FUND MANAGEMENT

                         6  FUND DISTRIBUTION

APPENDIX                 7  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns quoted for a class include the class's expenses, but may not include charges and expenses attributable to any particular insurance product. Because shares of the fund may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH OPPORTUNITIES
PORTFOLIO - INITIAL CLASS

Calendar Year                                      1995    1996    1997    1998

                                                   32.52%  18.27%  29.95%  24.61%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 32.52
Row: 8, Col: 1, Value: 18.27
Row: 9, Col: 1, Value: 29.95
Row: 10, Col: 1, Value: 24.61

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH
OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.74% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.29% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended        Past 1 year  Past 5 years  Life of class
December 31, 1998

GROWTH OPPORTUNITIES          24.61%       n/a           26.26%A
PORTFOLIO - INITIAL CLASS

S&P 500                       28.58%       n/a           30.55%A

Lipper Growth Funds Average   22.86%       n/a           n/a


A FROM JANUARY 3, 1995 (CLASS'S COMMENCEMENT OF OPERATIONS).

If FMR had not reimbursed certain class expenses during these periods, the fund's returns would have been lower.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Initial Class is the class's NAV.

The price to sell one share of Initial Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the fund can buy or sell shares of the fund. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of the fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

The fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. The fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate the fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of the fund to any separate account, or suspend or terminate the offering of shares of the fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the fund.

The fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund.

Dividends and capital gains distributions from the fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the fund will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from the fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Growth Opportunities Portfolio is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

George Vanderheiden is Vice President and manager of Growth
Opportunities Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Charles Mangum will provide assistance in managing Growth
Opportunities Portfolio from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.

The fund has an investment objective similar to that of an existing Fidelity fund. Growth Opportunities Portfolio is most similar to Fidelity Advisor Growth Opportunities Fund.

The performance of the fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.29%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 1998, was 0.59% of the fund's average net assets.

The total annual Initial Class operating expenses for the fiscal year ended December 31, 1998, were 0.71% of the class's average net assets. The total annual class operating expenses do not reflect the effect of any reduction of certain expenses during the period.

A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, the fund entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual Initial Class operating expenses would have been 0.70% for the fiscal year ended December 31, 1998.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

Effective January 3, 1995, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement can be terminated by FMR at any time.

As of December 31, 1998, approximately 27% of the fund's total outstanding shares were held by an FMR affiliate.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Initial
Class's shares.

Initial Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Initial Class's financial history for the past 4 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

SELECTED PER-SHARE DATA

Years ended December 31       1998     1997     1996     1995C

Net asset value, beginning    $ 19.27  $ 15.40  $ 13.07  $ 10.00
of period

Income from Investment
Operations

 Net investment income         .26B     .29B     .26      .11

 Net realized and              4.29     4.18     2.12     3.14
unrealized gain (loss)

 Total from investment         4.55     4.47     2.38     3.25
operations

Less Distributions

 From net investment income    (.21)    (.25)    --       (.11)

 From net realized gain        (.73)    (.35)    (.05)    (.07)

 Total distributions          (.94)    (.60)    (.05)    (.18)

Net asset value, end of      $ 22.88  $ 19.27  $ 15.40  $ 13.07
period

Total returnA,F               24.61%   29.95%   18.27%   32.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period   $ 1,570,011  $ 1,025,766  $ 383,085  $ 164,303
(000 omitted)

Ratio of expenses to         .71%         .74%         .77%       .85%D
average net assets

Ratio of expenses to         .70%E        .73%E        .76%E      .83%E
average net assets after
expense reductions

Ratio of net investment      1.27%        1.68%        2.29%      2.49%
income to average net assets

Portfolio turnover           29%          26%          28%        38%




A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175, or your insurance company.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

1.478078.101 VIPIII-GRO-pro-0499

SHARES OF THE FUND ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THE FUND MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABILITY. IF THE FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VARIABLE
INSURANCE PRODUCTS
FUND III
INITIAL CLASS

MID CAP PORTFOLIO

PROSPECTUS
APRIL 30, 1999
(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2  INVESTMENT SUMMARY

                         2  PERFORMANCE

FUND BASICS              2  INVESTMENT DETAILS

                         3  VALUING SHARES

SHAREHOLDER INFORMATION  3  BUYING AND SELLING SHARES

                         3  DIVIDENDS AND CAPITAL GAINS
                            DISTRIBUTIONS

                         3  TAX CONSEQUENCES

FUND SERVICES            4  FUND MANAGEMENT

                         4  FUND DISTRIBUTION

APPENDIX                 5  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

MID CAP PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).

(small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns quoted for a class include the class's expenses, but may not include charges and expenses attributable to any particular insurance product. Because shares of the fund may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.

Because the fund was new when this prospectus was printed, its performance history is not included. Performance history will be available for the fund after the fund has been in operation for one calendar year.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

MID CAP PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of December 31, 1998, the S&P MidCap 400 included companies with capitalizations between $141 million and $73 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

MID CAP PORTFOLIO seeks long-term growth of capital.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Initial Class is the class's NAV.

The price to sell one share of Initial Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the fund can buy or sell shares of the fund. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of the fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

The fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. The fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate the fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of the fund to any separate account, or suspend or terminate the offering of shares of the fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the fund.

The fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund.

Dividends and capital gains distributions from the fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the fund will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from the fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Mid Cap Portfolio is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Katherine Collins is Vice President and manager of Mid Cap Portfolio, which she has managed since December 1998. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.

The fund has an investment objective similar to that of an existing Fidelity fund. Mid Cap Portfolio is most similar to Fidelity Advisor Mid Cap Fund.

The performance of the fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.29%. The individual fund fee rate is 0.30%.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

Effective December 28, 1998, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement can be terminated by FMR at any time.

As of December 31, 1998, approximately 100% of the fund's total outstanding shares were held by FMR.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Initial
Class's shares.

Initial Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Initial Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for the period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

SELECTED PER-SHARE DATA

Year ended December 31      1998C

Net asset value, beginning  $ 10.00
of period

Income from Investment
Operations

 Net realized and            .31
unrealized gain (loss)

 Total from investment       .31
operations

Net asset value, end of     $ 10.31
period

Total returnB,E              3.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period   $ 516
(000 omitted)

Ratio of expenses to        1.00%A,D
average net assets

Ratio of net investment     (.27)%A
income (loss) to average net
assets

Portfolio turnover          125%A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1998.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E TOTAL RETURN DOES NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.



You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175, or your insurance company.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

1.712606.101 VIPIII-MID-pro-0499




SHARES OF THE FUNDS ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. PARTICULAR FUNDS MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABLE FUNDS. IF A FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

VARIABLE
INSURANCE PRODUCTS
FUNDS
INITIAL CLASS

GROWTH AND GROWTH & INCOME FUNDS:

Index 500 Portfolio
Mid Cap Portfolio
Growth Opportunities Portfolio
Contrafund Portfolio
Growth Portfolio
Overseas Portfolio
Balanced Portfolio
Equity-Income Portfolio
Growth & Income Portfolio

ASSET ALLOCATION FUNDS:

Asset Manager Portfolio
Asset Manager: Growth Portfolio

INCOME FUNDS:

Investment Grade Bond Portfolio
High Income Portfolio

MONEY MARKET FUND:

Money Market Portfolio

PROSPECTUS
APRIL 30, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         9   PERFORMANCE

FUND BASICS              21  INVESTMENT DETAILS

                         28  VALUING SHARES

SHAREHOLDER INFORMATION  28  BUYING AND SELLING SHARES

                         29  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         29  TAX CONSEQUENCES

FUND SERVICES            29  FUND MANAGEMENT

                         33  FUND DISTRIBUTION

APPENDIX                 35  FINANCIAL HIGHLIGHTS

                         59  ADDITIONAL INFORMATION ABOUT
                             THE STANDARD & POOR'S 500
                             INDEX

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

Bankers Trust Company (BT)'s principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

MID CAP PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).

(small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

GROWTH PORTFOLIO seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

OVERSEAS PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

BALANCED PORTFOLIO seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When you sell your shares of the fund, they could be worth more or less than what you paid for them

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

A fund's total return and/or yield may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns and yields quoted for a class include the class's expenses, but do not include charges and expenses attributable to any particular insurance product. Because shares of the funds may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a fund's performance to that of other mutual funds.

The following information illustrates the changes in each fund's performance from year to year, compares the performance of each fund (other than Money Market) to the performance of a market index, and compares the performance of each fund (other than Money Market, Asset Manager and Asset Manager: Growth) to an average of the performance of similar funds over various periods of time. Each of Asset Manager, Asset Manager: Growth and Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Each of Growth and Equity-Income also compares its performance to the performance of an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Because Mid Cap was new when this prospectus was printed, its performance history is not included. Performance history will be available for Mid Cap after the fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

INDEX 500 PORTFOLIO - INITIAL
CLASS

Calendar Year          1993   1994   1995    1996    1997    1998

                       9.74%  1.04%  37.19%  22.71%  32.83%  28.31%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 9.74
Row: 6, Col: 1, Value: 1.04
Row: 7, Col: 1, Value: 37.19
Row: 8, Col: 1, Value: 22.71
Row: 9, Col: 1, Value: 32.83
Row: 10, Col: 1, Value: 28.31

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INDEX 500 PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 21.36% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.96%
(QUARTER ENDING SEPTEMBER 30, 1998).

GROWTH OPPORTUNITIES
PORTFOLIO - INITIAL CLASS

Calendar Year                                      1995    1996    1997    1998

                                                   32.52%  18.27%  29.95%  24.61%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 32.52
Row: 8, Col: 1, Value: 18.27
Row: 9, Col: 1, Value: 29.95
Row: 10, Col: 1, Value: 24.61

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH
OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.74% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.29% (QUARTER ENDING SEPTEMBER 30, 1998).

CONTRAFUND PORTFOLIO -
INITIAL CLASS

Calendar Year              1995    1996    1997    1998

                           39.72%  21.22%  24.14%  29.98%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 39.72
Row: 8, Col: 1, Value: 21.22
Row: 9, Col: 1, Value: 24.14
Row: 10, Col: 1, Value: 29.98

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF CONTRAFUND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 23.56% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.89%
(QUARTER ENDING SEPTEMBER 30, 1998).

GROWTH PORTFOLIO - INITIAL
CLASS

Calendar Year               1989    1990     1991    1992   1993    1994    1995    1996    1997    1998

                            31.51%  -11.73%  45.51%  9.32%  19.37%  -0.02%  35.36%  14.71%  23.48%  39.49%



Percentage (%)
Row: 1, Col: 1, Value: 31.51
Row: 2, Col: 1, Value: -11.7
Row: 3, Col: 1, Value: 45.51
Row: 4, Col: 1, Value: 9.32
Row: 5, Col: 1, Value: 19.37
Row: 6, Col: 1, Value: -0.02
Row: 7, Col: 1, Value: 35.36
Row: 8, Col: 1, Value: 14.71
Row: 9, Col: 1, Value: 23.48
Row: 10, Col: 1, Value: 39.49

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.80% (QUARTER ENDING SEPTEMBER 30, 1990).



OVERSEAS PORTFOLIO - INITIAL
CLASS

Calendar Year  1989    1990    1991   1992     1993    1994   1995   1996    1997    1998

               26.28%  -1.67%  8.00%  -10.72%  37.35%  1.72%  9.74%  13.15%  11.56%  12.81%



Percentage (%)
Row: 1, Col: 1, Value: 26.28
Row: 2, Col: 1, Value: -1.67
Row: 3, Col: 1, Value: 8.0
Row: 4, Col: 1, Value: -10.72
Row: 5, Col: 1, Value: 37.35
Row: 6, Col: 1, Value: 1.72
Row: 7, Col: 1, Value: 9.74
Row: 8, Col: 1, Value: 13.15
Row: 9, Col: 1, Value: 11.56
Row: 10, Col: 1, Value: 12.81

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 18.14% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.65% (QUARTER ENDING SEPTEMBER 30, 1998).

BALANCED PORTFOLIO - INITIAL
CLASS

Calendar Year                                         1995    1996   1997    1998

                                                      13.92%  9.98%  22.18%  17.64%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 13.92
Row: 8, Col: 1, Value: 9.98
Row: 9, Col: 1, Value: 22.18
Row: 10, Col: 1, Value: 17.64

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF BALANCED PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 11.83% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).


EQUITY-INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

               17.34%  -15.29%  31.44%  16.89%  18.29%  7.07%  35.09%  14.28%  28.11%  11.63%



Percentage (%)
Row: 1, Col: 1, Value: 17.34
Row: 2, Col: 1, Value: -15.29
Row: 3, Col: 1, Value: 31.44
Row: 4, Col: 1, Value: 16.89
Row: 5, Col: 1, Value: 18.0
Row: 6, Col: 1, Value: 7.0
Row: 7, Col: 1, Value: 35.09
Row: 8, Col: 1, Value: 14.28
Row: 9, Col: 1, Value: 28.11
Row: 10, Col: 1, Value: 11.63

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.20% (QUARTER ENDING SEPTEMBER 30, 1990).

GROWTH & INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year                  1997    1998

                               30.09%  29.59%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 30.09
Row: 10, Col: 1, Value: 29.59

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH & INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.97% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-8.37% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER PORTFOLIO -
INITIAL CLASS

Calendar Year    1990   1991    1992    1993    1994    1995    1996    1997    1998

                 6.72%  22.56%  11.71%  21.23%  -6.09%  16.96%  14.60%  20.65%  15.05%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 6.72
Row: 3, Col: 1, Value: 22.56
Row: 4, Col: 1, Value: 11.71
Row: 5, Col: 1, Value: 21.23
Row: 6, Col: 1, Value: -6.09
Row: 7, Col: 1, Value: 16.9
Row: 8, Col: 1, Value: 14.6
Row: 9, Col: 1, Value: 20.65
Row: 10, Col: 1, Value: 15.0

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.80%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.67% (QUARTER ENDING SEPTEMBER 30, 1998).

ASSET MANAGER: GROWTH
PORTFOLIO - INITIAL CLASS

Calendar Year              1995    1996    1997    1998

                           23.02%  20.04%  25.07%  17.57%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 23.02
Row: 8, Col: 1, Value: 20.04
Row: 9, Col: 1, Value: 25.07
Row: 10, Col: 1, Value: 17.57

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER: GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 17.69% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.12% (QUARTER ENDING SEPTEMBER 30, 1998).

INVESTMENT GRADE BOND
PORTFOLIO - INITIAL CLASS

Calendar Year              1989    1990   1991    1992   1993    1994    1995    1996   1997   1998

                           10.26%  6.21%  16.38%  6.65%  10.96%  -3.76%  17.32%  3.19%  9.06%  8.85%



Percentage (%)
Row: 1, Col: 1, Value: 10.26
Row: 2, Col: 1, Value: 6.21
Row: 3, Col: 1, Value: 16.38
Row: 4, Col: 1, Value: 6.65
Row: 5, Col: 1, Value: 10.96
Row: 6, Col: 1, Value: -3.76
Row: 7, Col: 1, Value: 17.32
Row: 8, Col: 1, Value: 3.19
Row: 9, Col: 1, Value: 9.0
Row: 10, Col: 1, Value: 8.85

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INVESTMENT GRADE BOND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 6.23%
(QUARTER ENDING JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -2.80% (QUARTER ENDING MARCH 31, 1994).


HIGH INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

               -4.17%  -2.23%  35.08%  23.17%  20.40%  -1.64%  20.72%  14.03%  17.67%  -4.33%



Percentage (%)
Row: 1, Col: 1, Value: -4.0
Row: 2, Col: 1, Value: -2.2
Row: 3, Col: 1, Value: 35.08
Row: 4, Col: 1, Value: 23.17
Row: 5, Col: 1, Value: 20.4
Row: 6, Col: 1, Value: -1.6
Row: 7, Col: 1, Value: 20.72
Row: 8, Col: 1, Value: 14.0
Row: 9, Col: 1, Value: 17.67
Row: 10, Col: 1, Value: -4.33

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -12.75%
(QUARTER ENDING SEPTEMBER 30, 1998).


MONEY MARKET PORTFOLIO -
INITIAL CLASS

Calendar Year  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

               9.12%  8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%



Percentage (%)
Row: 1, Col: 1, Value: 9.0
Row: 2, Col: 1, Value: 8.0
Row: 3, Col: 1, Value: 6.0
Row: 4, Col: 1, Value: 3.9
Row: 5, Col: 1, Value: 3.23
Row: 6, Col: 1, Value: 4.25
Row: 7, Col: 1, Value: 5.87
Row: 8, Col: 1, Value: 5.4
Row: 9, Col: 1, Value: 5.5
Row: 10, Col: 1, Value: 5.46

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY
MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH AND GROWTH & INCOME
FUNDS

For the periods ended          Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

Index 500 Portfolio - Initial   28.31%       23.72%        21.27%A
Class

S&P 500                         28.58%       24.06%        21.61%A

Lipper S&P 500 Index            28.05%       23.56%        21.12%A
Objective Funds Average

Growth Opportunities            24.61%       n/a           26.26%B
Portfolio - Initial Class

S&P 500                         28.58%       n/a           30.55%B

Lipper Growth Funds Average     22.86%       n/a           n/a

Contrafund Portfolio -          29.98%       n/a           28.62%B
Initial Class

S&P 500                         28.58%       n/a           30.55%B

Lipper Growth Funds Average     22.86%       n/a           n/a

Growth Portfolio - Initial      39.49%       21.74%        19.41%
Class

Russell 3000 Growth Index       35.02%       24.21%        19.77%

Lipper Capital Appreciation     19.96%       14.96%        14.09%
Funds Average

S&P 500                         28.58%       24.06%        19.21%

Overseas Portfolio - Initial    12.81%       9.71%         10.09%
Class

Morgan Stanley Capital          20.27%       9.29%         5.59%
International Europe,
Australasia, Far East Index

Lipper International Funds      13.02%       7.69%         8.98%
Average

Balanced Portfolio - Initial    17.64%       n/a           15.86%B
Class

S&P 500                         28.58%       n/a           30.55%B

Lipper Balanced Funds Average   13.48%       n/a           n/a

Fidelity Balanced Composite     20.98%       n/a           22.25%B
Index

Equity-Income Portfolio -       11.63%       18.77%        15.62%
Initial Class

Russell 3000 Value Index        13.50%       20.11%        17.08%

Lipper Equity Income Funds      10.89%       16.60%        14.47%
Average

S&P 500                         28.58%       24.06%        19.21%

Growth & Income Portfolio -     29.59%       n/a           29.84%C
Initial Class

S&P 500                         28.58%       n/a           30.95%C

Lipper Growth and Income        15.61%       n/a           20.81%C
Funds Average


* EXCEPT AS INDICATED, BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1993.

B FROM JANUARY 3, 1995 (CLASS'S COMMENCEMENT OF OPERATIONS).

C FROM JANUARY 1, 1997.

ASSET ALLOCATION FUNDS

For the periods ended       Past 1 year  Past 5 years  Life of class*
December 31, 1998

Asset Manager Portfolio -    15.05%       11.81%        13.38%A
Initial Class

S&P 500                      28.58%       24.06%        17.90%A

Fidelity Asset Allocation    18.61%       14.42%        12.14%A
Composite Index

Asset Manager: Growth        17.57%       n/a           21.42%B
Portfolio - Initial Class

S&P 500                      28.58%       n/a           30.55%B

Fidelity Aggressive Asset    22.74%       n/a           n/a
Allocation Composite Index

* EXCEPT AS INDICATED, BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1990.

B FROM JANUARY 3, 1995 (CLASS'S COMMENCEMENT OF OPERATIONS).

INCOME FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Investment Grade Bond         8.85%        6.70%         8.36%
Portfolio - Initial Class

Lehman Brothers Aggregate     8.69%        7.27%         9.26%
Bond Index

Lipper Intermediate           7.25%        6.35%         8.28%
Investment Grade Debt Funds
Average

High Income Portfolio -       -4.33%       8.80%         11.08%
Initial Class

Merrill Lynch High Yield      3.66%        9.01%         11.08%
Master Index

Lipper High Current Yield     -.44%        7.37%         9.34%
Funds Average

MONEY MARKET FUND

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Money Market Portfolio -   5.46%        5.30%         5.67%
Initial Class

If FMR had not reimbursed certain class expenses during these periods, Index 500's, Growth Opportunities', Overseas', Balanced's, Growth & Income's, Asset Manager's, Asset Manager: Growth's, Investment Grade Bond's, High Income's, and Money Market's returns would have been lower.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

Fidelity Asset Allocation Composite Index is a hypothetical representation of the performance of Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds and 10% short term/money market). The following indexes are used to calculate the Composite Index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

Fidelity Aggressive Asset Allocation Composite Index is a hypothetical representation of the performance of Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds and 5% short term/money market). The following indexes are used to calculate the Composite Index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

S&P 500 is a market capitalization-weighted index of common stocks.

Standard & Poor's MidCap 400(registered trademark) Index is a market capitalization-weighted index of 400 medium-capitalization stocks.

Russell 3000(registered trademark) Growth Index is a market capitalization-weighted index of U.S. domiciled growth oriented stocks.

Russell 3000(registered trademark) Value Index is a market capitalization-weighted index of U.S. domiciled value oriented stocks.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is an index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index may be compiled in two ways: a market capitalization-weighted (cap-weighted) and a gross domestic product-weighted (GDP-weighted) version. As of December 31, 1998, the cap-weighted index included over 1,000 equity securities of companies domiciled in 20 countries, and the GDP-weighted index included over 1,000 equity securities of companies domiciled in 20 countries.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FUND BASICS


INVESTMENT DETAILS

THE GROWTH AND GROWTH & INCOME FUNDS

INVESTMENT OBJECTIVE

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

BT normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P
500. BT may choose, if extraordinary circumstances warrant, to exclude an index stock from the fund and substitute a similar stock if doing so will help the fund achieve its objective.

The fund seeks to achieve a 98% or better correlation between its total return and the total return of the index. The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

BT may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

BT may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If BT's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

MID CAP PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of December 31, 1998, the S&P MidCap 400 included companies with capitalizations between $141 million and $73 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GROWTH PORTFOLIO seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

OVERSEAS PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

BALANCED PORTFOLIO seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR (BT for Index 500 Portfolio) may temporarily use a different investment strategy for defensive purposes. If FMR (BT for Index 500 Portfolio) does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE ASSET ALLOCATION FUNDS

INVESTMENT OBJECTIVE

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgement to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 Stocks 50%
(can range
from 30-70%)

 Bonds 40%
(can range
from 20-60%)

 Short-Term/
Money Market
10% (can range
from 0-50%)

Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 10% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgement to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 Stocks 70%
(can range
from 50-100%)

 Bonds 25%
(can range
from 0-50%)

 Short-Term/
Money Market
5% (can range
from 0-50%)

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 20% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE INCOME FUNDS

INVESTMENT OBJECTIVE

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 1998, the dollar-weighted average maturity of the fund and the index was approximately 8.1 and 8.6 years, respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

MID CAP PORTFOLIO seeks long-term growth of capital.

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

GROWTH PORTFOLIO seeks to achieve capital appreciation.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities.

BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.

HIGH INCOME PORTFOLIO seeks a high level of current income by investing primarily in high yielding, fixed-income securities, while also considering growth of capital.

MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Money Market's assets are valued on the basis of amortized cost.

Each fund's (except Money Market's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Initial Class is the class's NAV.

The price to sell one share of Initial Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the funds can buy or sell shares of the funds. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of each fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

A fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. A fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate a fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of any fund to any separate account, or suspend or terminate the offering of shares of any fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such fund.

Each fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distribute these gains (less any losses), if any, to shareholders as capital gains distributions.

Money Market Portfolio normally declares dividends daily and pays them monthly. Index 500, Mid Cap, Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, Asset Manager: Growth, Investment Grade Bond, and High Income Portfolios will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for a fund.

Dividends and capital gains distributions from a fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the funds will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from a fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for the funds (except Index 500) and handling the funds' business affairs.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy, sell and lend the fund's investments.

As of December 31, 1998, BT had approximately $319.4 billion in discretionary assets under management.

BT's principal offices are at 130 Liberty Street, New York, New York
10006.

BT is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. The merger is contingent upon various regulatory approvals. Index 500's Board of Trustees will consider approval of a new subadvisory agreement among the fund, FMR and BT or its successor by merger that would be effective at the time of the merger and would be presented to the fund's shareholders for approval.

On March 11, 1999, BT announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record keeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, BT pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, BT agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea did not arise out of the investment advisory or mutual fund management activities of BT or its affiliates.

As a result of the plea, absent an order from the SEC, BT would not be able to continue to provide investment advisory services to Index 500. The SEC has granted a temporary order to permit BT and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Overseas. As of September 28, 1998, FIIA had approximately $1 billion in discretionary assets under management. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Overseas.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Overseas. As of September 28, 1998, FIIA(U.K.)L had approximately $2.3 billion in discretionary assets under management. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Overseas.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for Investment Grade Bond and Money Market. FIMM is primarily responsible for choosing investments for Investment Grade Bond and Money Market. FIMM also serves as a sub-adviser for Balanced, Asset Manager, and Asset Manager: Growth. FIMM is responsible for choosing certain types of investments for Balanced, Asset Manager, and Asset Manager: Growth.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR, BT and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR and BT have advised each fund that they are actively working on necessary changes to their computer systems and expect that their systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Katherine Collins is Vice President and manager of Mid Cap Portfolio, which she has managed since December 1998. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.

George Vanderheiden is Vice President and manager of Growth
Opportunities Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Charles Mangum will provide assistance in managing Growth
Opportunities Portfolio from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.

Will Danoff is Vice President and manager of Contrafund Portfolio, which he has managed since January 1995. He also manages another
Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.

Jason Weiner is associate manager of Contrafund Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Weiner has worked as an analyst and manager.

Jennifer Uhrig is Vice President and manager of Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

Richard Mace is Vice President and manager of Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.

John Avery is manager of Balanced Portfolio, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

Stephen Petersen is Vice President and manager of Equity-Income
Portfolio, which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.

Louis Salemy is manager of Growth & Income Portfolio, which he has managed since September 1998. Previously, he was associate manager of Growth & Income Portfolio and managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager, and portfolio assistant.

Dick Habermann is Vice President and lead manager of Asset Manager Portfolio and Asset Manager: Growth Portfolio, both of which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the funds. He also manages several other Fidelity funds. Mr Habermann is a Senior Vice President of FMR Co. He joined Fidelity in 1968.

Kevin Grant is Vice President and manager of Investment Grade Bond Portfolio, which he has managed since February 1997. He also is Vice President of Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Mr. Grant joined Fidelity as a portfolio manager in 1993.

Barry Coffman is Vice President and manager of High Income Portfolio, which he has managed since August 1990. He also co-manages other
Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.

Each fund has an investment objective similar to that of an existing Fidelity fund. Index 500 Portfolio is most similar to Spartan Market Index Fund; Mid Cap Portfolio is most similar to Fidelity Advisor Mid Cap Fund; Growth Opportunities Portfolio is most similar to Fidelity Advisor Growth Opportunities Fund; Contrafund Portfolio is most similar to Fidelity Contrafund; Growth Portfolio is most similar to Fidelity Growth Company Fund; Overseas Portfolio is most similar to Fidelity Overseas Fund; Balanced Portfolio is most similar to Fidelity Advisor Balanced Fund; Equity-Income Portfolio is most similar to Fidelity Equity-Income Fund; Growth & Income Portfolio is most similar to Fidelity Growth & Income Portfolio; Asset Manager Portfolio is most similar to Fidelity Asset Manager; Asset Manager: Growth Portfolio is most similar to Fidelity Asset Manager: Growth; Investment Grade Bond Portfolio is most similar to Fidelity Investment Grade Bond Fund; High Income Portfolio is most similar to Fidelity High Income Fund; and Money Market Portfolio is most similar to Fidelity Cash Reserves.

The performance of a fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity and BT investment personnel may invest in securities for their own investment accounts pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.

Mid Cap, Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, Asset Manager: Growth, Investment Grade Bond, High Income, and Money Market each pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee for each fund (except Money Market) is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The fee for Money Market is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve and multiplying the result by the fund's average net assets throughout the month, and then adding an income-based fee. The income-based fee is 6% of the fund's monthly gross income in excess of an annualized 5% yield, but it cannot rise above an annual rate of 0.24% of the fund's average net assets throughout that month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for Mid Cap, Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, and Asset Manager:
Growth, or 0.37% for Investment Grade Bond, High Income, and Money Market, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.13% for Investment Grade Bond, High Income, and Money Market, and the group fee rate was 0.29% for Mid Cap, Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, and Asset
Manager: Growth. The individual fund fee rate is 0.03% for Money Market. The individual fund fee rate is 0.15% for Balanced. The individual fund fee rate is 0.20% for Equity-Income and Growth & Income. The individual fund fee rate is 0.25% for Asset Manager. The individual fund fee rate is 0.30% for Mid Cap, Growth Opportunities, Contrafund, Growth, Asset Manager: Growth, and Investment Grade Bond. The individual fund fee rate is 0.45% for Overseas and High Income.

Index 500 pays management and sub-advisory fees to FMR and BT, respectively. These fees are calculated and paid every month. The fund pays a management fee at an annual rate of 0.24% of its average net assets to FMR, and a sub-advisory fee (representing 40% of net income from securities lending) of less than 0.01% to BT. FMR, independently of the fund, also compensates BT for investment management, securities lending and custodial services.

The following table states the total management (and, for Index 500, sub-advisory) fee, as a percentage of each fund's average net assets, for each fund (except Mid Cap) for the fiscal year ended December 31, 1998:

                                 Total  Management Fee

Index 500 Portfolio               0.24%

Growth Opportunities Portfolio    0.59%

Contrafund Portfolio              0.59%

Growth Portfolio                  0.59%

Overseas Portfolio                0.74%

Balanced Portfolio                0.44%

Equity-Income Portfolio           0.49%

Growth & Income Portfolio         0.49%

Asset Manager Portfolio           0.54%

Asset Manager: Growth Portfolio   0.59%

Investment Grade Bond Portfolio   0.43%

High Income Portfolio             0.58%

Money Market Portfolio            0.20%

The following table states the total annual Initial Class operating expenses, as a percentage of each class's average net assets, for each fund (except Mid Cap) for the fiscal year ended December 31, 1998. The total annual class operating expenses do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

                                 Total Annual Class Operating
                                 Expenses

Index 500 Portfolio              0.35%A

Growth Opportunities Portfolio   0.71%B

Contrafund Portfolio             0.70%B

Growth Portfolio                 0.68%B

Overseas Portfolio               0.91%B

Balanced Portfolio               0.59%B

Equity-Income Portfolio          0.58%B

Growth & Income Portfolio        0.61%B

Asset Manager Portfolio          0.64%B

Asset Manager: Growth Portfolio  0.73%B

Investment Grade Bond Portfolio  0.57%B

High Income Portfolio            0.70%B

Money Market Portfolio           0.30%

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (WITH THE EXCEPTIONS NOTED BELOW) EXCEED 0.28% OF ITS AVERAGE NET ASSETS. EXPENSES ELIGIBLE FOR REIMBURSEMENT DO NOT INCLUDE INTEREST, TAXES, BROKERAGE COMMISSIONS OR EXTRAORDINARY EXPENSES. IN ADDITION, SUB-ADVISORY FEES PAID BY INDEX 500 ASSOCIATED WITH SECURITIES LENDING ARE NOT ELIGIBLE FOR REIMBURSEMENT. THIS ARRANGEMENT CAN BE TERMINATED BY FMR AT ANY TIME.

B FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND
EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                                 Initial Class  Effective Date

Mid Cap Portfolio                1.00%          12/28/98

Growth Opportunities Portfolio   1.50%          1/3/95

Contrafund Portfolio             1.00%          1/3/95

Growth Portfolio                 1.50%          10/9/86

Overseas Portfolio               1.50%          1/28/87

Balanced Portfolio               1.50%          1/3/95

Equity-Income Portfolio          1.50%          10/9/86

Growth & Income Portfolio        1.00%          12/31/96

Asset Manager Portfolio          1.25%          1/1/90

Asset Manager: Growth Portfolio  1.00%          1/3/95

Investment Grade Bond Portfolio  0.80%          12/5/88

High Income Portfolio            1.00%          9/19/85

THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that certain funds paid was used to reduce each of those fund's expenses. In addition, certain funds, or FMR on behalf of Index 500, entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual Initial Class operating expenses, after reimbursement for Index 500, stated in the table would have been:

                                 Initial Class

Index 500 Portfolio              0.28%

Growth Opportunities Portfolio   0.70%

Contrafund Portfolio             0.66%

Growth Portfolio                 0.66%

Overseas Portfolio               0.89%

Balanced Portfolio               0.58%

Equity-Income Portfolio          0.57%

Growth & Income Portfolio        0.60%

Asset Manager Portfolio          0.63%

Asset Manager: Growth Portfolio  0.72%

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing assistance with investment advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

As of December 31, 1998, approximately 31% of Index 500's, 100% of Mid Cap's, 27% of Growth Opportunities', 26% of Contrafund's, 38% of
Balanced's, 56% of Growth & Income's, 68% of Asset Manager: Growth's, 40% of Investment Grade Bond's, and 53% of Money Market's total outstanding shares were held by FMR or an FMR affiliate.

FUND DISTRIBUTION

Each fund (except Index 500, Investment Grade Bond and Money Market) is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Initial
Class's shares.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

BT may allocate brokerage transactions in a manner that takes into account the sale of shares of Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each class's financial history. Initial Class of Index 500, Growth, Overseas, Equity-Income, Asset Manager, Investment Grade Bond, High Income, and Money Market has financial history for the past 5 years. Initial Class of Mid Cap, Growth Opportunities, Contrafund, Balanced, Growth & Income, and Asset Manager: Growth has under 5 years of financial history, beginning with its respective commencement of operations date. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.

INDEX 500 PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996       1995       1994

Net asset value, beginning of    $ 114.40     $ 89.05      $ 75.71    $ 56.22    $ 55.74
period

Income from Investment
Operations

 Net investment income            1.65C        1.80C        1.04       .85        1.14

 Net realized and unrealized      29.70        26.67        15.55      19.72      (.56)
gain (loss)

 Total from investment            31.35        28.47        16.59      20.57      .58
operations

Less Distributions

 From net investment income       (1.36)       (1.03)       (.91)      (.95)      --

 From net realized gain           (3.15)       (2.09)       (2.34)     (.11)      (.10)

 In excess of net realized        --           --           --         (.02)      --
gain

 Total distributions              (4.51)       (3.12)       (3.25)     (1.08)     (.10)

Net asset value, end of period   $ 141.24     $ 114.40     $ 89.05    $ 75.71    $ 56.22

Total returnA,B                   28.31%       32.83%       22.71%     37.19%     1.04%

Net assets, end of period        $ 3,772,068  $ 2,098,042  $ 823,243  $ 245,700  $ 51,301
(000 omitted)

Ratio of expenses to average      .28%D        .28%D        .28%D      .28%D      .28%D
net assets

Ratio of net investment           1.33%        1.74%        2.26%      2.70%      2.81%
income to average net assets

Portfolio turnover                4%           9%           14%        16%        2%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

MID CAP PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Year ended December 31           1998C

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

 Net realized and unrealized      .31
gain (loss)

 Total from investment            .31
operations

Net asset value, end of period   $ 10.31

Total returnB,E                   3.10%

Net assets, end of period        $ 516
(000 omitted)

Ratio of expenses to average      1.00%A,D
net assets

Ratio of net investment           (.27)%A
income (loss) to average net
assets

Portfolio turnover                125%A


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1998.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E TOTAL RETURN DOES NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

GROWTH OPPORTUNITIES PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996       1995C

Net asset value, beginning of    $ 19.27      $ 15.40      $ 13.07    $ 10.00
period

Income from Investment
Operations

 Net investment income            .26B         .29B         .26        .11

 Net realized and unrealized      4.29         4.18         2.12       3.14
gain (loss)

 Total from investment            4.55         4.47         2.38       3.25
operations

Less Distributions

 From net investment income       (.21)        (.25)        --         (.11)

 From net realized gain           (.73)        (.35)        (.05)      (.07)

 Total distributions              (.94)        (.60)        (.05)      (.18)

Net asset value, end of period   $ 22.88      $ 19.27      $ 15.40    $ 13.07

Total returnA,F                   24.61%       29.95%       18.27%     32.52%

Net assets, end of period        $ 1,570,011  $ 1,025,766  $ 383,085  $ 164,303
(000 omitted)

Ratio of expenses to average      .71%         .74%         .77%       .85%D
net assets

Ratio of expenses to average      .70%E        .73%E        .76%E      .83%E
net assets after expense
reductions

Ratio of net investment           1.27%        1.68%        2.29%      2.49%
income to average net assets

Portfolio turnover                29%          26%          28%        38%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CONTRAFUND PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996         1995D

Net asset value, beginning of    $ 19.94      $ 16.56      $ 13.79      $ 10.00
period

Income from Investment
Operations

 Net investment income            .13C         .16C         .14          .06

 Net realized and unrealized      5.54         3.73         2.76         3.91
gain (loss)

 Total from investment            5.67         3.89         2.90         3.97
operations

Less Distributions

 From net investment income       (.14)        (.14)        --           (.06)

 From net realized gain           (1.03)       (.37)        (.13)        (.12)

 Total distributions              (1.17)       (.51)        (.13)        (.18)

Net asset value, end of period   $ 24.44      $ 19.94      $ 16.56      $ 13.79

Total returnA,B                   29.98%       24.14%       21.22%       39.72%

Net assets, end of period        $ 6,388,592  $ 4,107,868  $ 2,394,103  $ 877,000
(000 omitted)

Ratio of expenses to average      .70%         .71%         .74%         .72%
net assets

Ratio of expenses to average      .66%E        .68%E        .71%E        .72%
net assets after expense
reductions

Ratio of net investment           .62%         .90%         1.33%        1.07%
income to average net assets

Portfolio turnover                201%         142%         178%         132%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

GROWTH PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998          1997         1996         1995         1994

Net asset value, beginning of    $ 37.10       $ 31.14      $ 29.20      $ 21.69      $ 23.08
period

Income from Investment
Operations

 Net investment income            .08C          .20C         .22          .08          .12

 Net realized and unrealized      12.85         6.91         3.82         7.55         (.12)
gain (loss)

 Total from investment            12.93         7.11         4.04         7.63         --
operations

Less Distributions

 From net investment income       (.19)         (.21)        (.08)        (.12)        (.12)

 From net realized gain           (4.97)        (.94)        (2.02)       --           (1.27)

 Total distributions              (5.16)        (1.15)       (2.10)       (.12)        (1.39)

Net asset value, end of period   $ 44.87       $ 37.10      $ 31.14      $ 29.20      $ 21.69

Total returnA,B                   39.49%        23.48%       14.71%       35.36%       (.02)%

Net assets, end of period        $ 11,243,824  $ 7,727,132  $ 6,086,424  $ 4,162,702  $ 2,141,869
(000 omitted)

Ratio of expenses to average      .68%          .69%         .69%         .70%         .70%
net assets

Ratio of expenses to average      .66%D         .67%D        .67%D        .70%         .69%D
net assets after expense
reductions

Ratio of net investment           .21%          .58%         .81%         .37%         .69%
income to average net assets

Portfolio turnover                123%          113%         81%          108%         122%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

OVERSEAS PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996         1995         1994

Net asset value, beginning of    $ 19.20      $ 18.84      $ 17.06      $ 15.67      $ 15.48
period

Income from Investment
Operations

 Net investment income            .23D         .30D         .32C,D       .17          .19

 Net realized and unrealized      2.13         1.70         1.88         1.34         .08
gain (loss)

 Total from investment            2.36         2.00         2.20         1.51         .27
operations

Less Distributions

 From net investment income       (.38)        (.33)        (.20)        (.06)        (.08)

 From net realized gain           (1.12)       (1.31)       (.22)        (.02)        --

 In excess of net realized        --           --           --           (.04)        --
gain

 Total distributions              (1.50)       (1.64)       (.42)        (.12)        (.08)

Net asset value, end of period   $ 20.06      $ 19.20      $ 18.84      $ 17.06      $ 15.67

Total returnA,B                   12.81%       11.56%       13.15%       9.74%        1.72%

Net assets, end of period        $ 2,074,843  $ 1,926,322  $ 1,667,601  $ 1,343,134  $ 1,297,701
(000 omitted)

Ratio of expenses to average      .91%         .92%         .93%         .91%         .92%
net assets

Ratio of expenses to average      .89%E        .90%E        .92%E        .91%         .92%
net assets after expense
reductions

Ratio of net investment           1.19%        1.55%        1.84%        1.88%        1.28%
income to average net assets

Portfolio turnover                84%          67%          92%          50%          42%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

BALANCED PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998       1997       1996       1995G

Net asset value, beginning of    $ 14.58    $ 12.23    $ 11.17    $ 10.00
period

Income from Investment
Operations

 Net investment income            .44C       .44C       .33        .14

 Net realized and unrealized      2.00       2.22       .78        1.25
gain (loss)

 Total from investment            2.44       2.66       1.11       1.39
operations

Less Distributions

 From net investment income       (.36)      (.31)      (.01)D     (.14)

 From net realized gain           (.55)      --         (.04)D     (.08)

 Total distributions              (.91)      (.31)      (.05)      (.22)

Net asset value, end of period   $ 16.11    $ 14.58    $ 12.23    $ 11.17

Total returnA,B                   17.64%     22.18%     9.98%      13.92%

Net assets, end of period        $ 307,681  $ 214,538  $ 103,110  $ 43,155
(000 omitted)

Ratio of expenses to average      .59%       .61%       .72%       1.42%E
net assets

Ratio of expenses to average      .58%F      .60%F      .71%F      1.42%
net assets after expense
reductions

Ratio of net investment           2.94%      3.28%      3.63%      3.56%
income to average net assets

Portfolio turnover                94%        98%        163%       248%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.

EQUITY-INCOME PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998          1997          1996         1995         1994

Net asset value, beginning of    $ 24.28       $ 21.03       $ 19.27      $ 15.35      $ 15.44
period

Income from Investment
Operations

 Net investment income            .38B          .36B          .35          .41          .41

 Net realized and unrealized      2.31          5.06          2.30         4.69         .64
gain (loss)

 Total from investment            2.69          5.42          2.65         5.10         1.05
operations

Less Distributions

 From net investment income       (.34)         (.36)         (.03)        (.40)        (.37)

 From net realized gain           (1.21)        (1.81)        (.86)        (.78)        (.77)

 Total distributions              (1.55)        (2.17)        (.89)        (1.18)       (1.14)

Net asset value, end of period   $ 25.42       $ 24.28       $ 21.03      $ 19.27      $ 15.35

Total returnA,D                   11.63%        28.11%        14.28%       35.09%       7.07%

Net assets, end of period        $ 11,409,912  $ 10,106,742  $ 6,961,090  $ 4,879,435  $ 2,284,412
(000 omitted)

Ratio of expenses to average      .58%          .58%          .58%         .61%         .60%
net assets

Ratio of expenses to average      .57%C         .57%C         .56%C        .61%         .58%C
net assets after expense
reductions

Ratio of net investment           1.58%         1.65%         1.97%        2.56%        2.83%
income to average net assets

Portfolio turnover                28%           44%           186%         87%          134%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

GROWTH & INCOME PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997       1996G

Net asset value, beginning of    $ 12.53      $ 9.90     $ 10.00
period

Income from Investment
Operations

 Net investment income            .15D         .13D       .00

 Net realized and unrealized      3.54         2.84       (.10)
gain (loss)

 Total from investment            3.69         2.97       (.10)
operations

Less Distributions

 From net investment income       --           (.08)      --

 From net realized gain           (.07)        (.26)      --

 Total distributions              (.07)        (.34)      --

Net asset value, end of period   $ 16.15      $ 12.53    $ 9.90

Total returnB,C                   29.59%       30.09%     (1.00)%

Net assets, end of period        $ 1,141,806  $ 345,287  $ 990
(000 omitted)

Ratio of expenses to average      .61%         .70%       1.00%A,E
net assets

Ratio of expenses to average      .60%F        .70%       1.00%A
net assets after expense
reductions

Ratio of net investment           1.08%        1.14%      3.89%A
income to average net assets

Portfolio turnover                66%          81%        0%A


A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES).

ASSET MANAGER PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996         1995         1994

Net asset value, beginning of    $ 18.01      $ 16.93      $ 15.79      $ 13.79      $ 15.42
period

Income from Investment
Operations

 Net investment income            .59C         .57C         .63          .30          .45

 Net realized and unrealized      1.84         2.58         1.55         1.99         (1.33)
gain (loss)

 Total from investment            2.43         3.15         2.18         2.29         (.88)
operations

Less Distributions

 From net investment income       (.57)        (.59)        (.57)        (.29)        (.29)

 From net realized gain           (1.71)       (1.48)       (.47)        --           (.46)

 Total distributions              (2.28)       (2.07)       (1.04)       (.29)        (.75)

Net asset value, end of period   $ 18.16      $ 18.01      $ 16.93      $ 15.79      $ 13.79

Total returnA,B                   15.05%       20.65%       14.60%       16.96%       (6.09)%

Net assets, end of period        $ 4,905,468  $ 4,399,937  $ 3,641,194  $ 3,332,844  $ 3,290,527
(000 omitted)

Ratio of expenses to average      .64%         .65%         .74%         .81%         .81%
net assets

Ratio of expenses to average      .63%D        .64%D        .73%D        .79%D        .80%D
net assets after expense
reductions

Ratio of net investment           3.46%        3.43%        3.60%        3.54%        4.07%
income to average net assets

Portfolio turnover                113%         101%         168%         256%         85%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ASSET MANAGER: GROWTH PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998       1997       1996       1995C

Net asset value, beginning of    $ 16.36    $ 13.10    $ 11.77    $ 10.00
period

Income from Investment
Operations

 Net investment income            .41B       .36B       .21        .10

 Net realized and unrealized      2.19       2.92       2.08       2.20
gain (loss)

 Total from investment            2.60       3.28       2.29       2.30
operations

Less Distributions

 From net investment income       (.34)      --         (.21)      (.11)

 From net realized gain           (1.59)     (.02)      (.75)      (.42)

 Total distributions              (1.93)     (.02)      (.96)      (.53)

Net asset value, end of period   $ 17.03    $ 16.36    $ 13.10    $ 11.77

Total returnA,F                   17.57%     25.07%     20.04%     23.02%

Net assets, end of period        $ 528,874  $ 483,231  $ 253,024  $ 68,247
(000 omitted)

Ratio of expenses to average      .73%       .77%       .87%       1.00%D
net assets

Ratio of expenses to average      .72%E      .76%E      .85%E      1.00%
net assets after expense
reductions

Ratio of net investment           2.60%      2.44%      2.63%      1.69%
income to average net assets

Portfolio turnover                98%        90%        120%       343%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

INVESTMENT GRADE BOND PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998       1997       1996       1995       1994

Net asset value, beginning of    $ 12.560   $ 12.240   $ 12.480   $ 11.020   $ 11.480
period

Income from Investment            .725B      .759B      .670       .320       .733
Operations  Net investment
income

 Net realized and unrealized      .335       .291       (.290)     1.530      (1.163)
gain (loss)

 Total from investment            1.060      1.050      .380       1.850      (.430)
operations

Less Distributions  From net      (.590)     (.730)     (.620)     (.390)     --
investment income

 From net realized gain           (.070)     --         --         --         (.010)

 In excess of net realized        --         --         --         --         (.020)
gain

 Total distributions              (.660)     (.730)     (.620)     (.390)     (.030)

Net asset value, end of period   $ 12.960   $ 12.560   $ 12.240   $ 12.480   $ 11.020

Total returnA                     8.85%      9.06%      3.19%      17.32%     (3.76)%

Net assets, end of period        $ 674,813  $ 324,525  $ 228,594  $ 181,546  $ 111,381
(000 omitted)

Ratio of expenses to average      .57%       .58%       .58%       .59%       .67%
net assets

Ratio of net investment           5.85%      6.34%      6.49%      6.53%      6.53%
income to average net assets

Portfolio turnover                239%       191%       81%        182%       143%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

HIGH INCOME PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996         1995         1994

Net asset value, beginning of    $ 13.580     $ 12.520     $ 12.050     $ 10.750     $ 11.990
period

Income from Investment
Operations

 Net investment income            1.111C       1.124C       .927         .856         .770

 Net realized and unrealized      (1.591)      .936         .643         1.224        (.910)
gain (loss)

 Total from investment            (.480)       2.060        1.570        2.080        (.140)
operations

Less Distributions

 From net investment income       (.970)D      (.890)       (.920)       (.780)       (.730)

 From net realized gain           (.600)D      (.110)       (.180)       --           (.370)

 Total distributions              (1.570)      (1.000)      (1.100)      (.780)       (1.100)

Net asset value, end of period   $ 11.530     $ 13.580     $ 12.520     $ 12.050     $ 10.750

Total returnA,B                   (4.33)%      17.67%       14.03%       20.72%       (1.64)%

Net assets, end of period        $ 2,348,954  $ 2,329,516  $ 1,588,822  $ 1,040,000  $ 569,417
(000 omitted)

Ratio of expenses to average      .70%         .71%         .71%         .71%         .71%
net assets

Ratio of net investment           9.14%        8.88%        9.09%        9.32%        8.75%
income to average net assets

Portfolio turnover                92%          118%         123%         132%         122%



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

MONEY MARKET PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31          1998         1997         1996         1995       1994

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

Income from Investment            .053         .053         .052         .057       .042
Operations  Net interest
income

Less Distributions  From net      (.053)       (.053)       (.052)       (.057)     (.042)
interest income

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000

Total returnA                     5.46%        5.51%        5.41%        5.87%      4.25%

Net assets, end of period        $ 1,507,489  $ 1,020,794  $ 1,126,155  $ 808,874  $ 748,606
(000 omitted)

Ratio of expenses to average      .30%         .31%         .30%         .33%       .27%
net assets

Ratio of net interest income      5.33%        5.32%        5.28%        5.72%      4.32%
to average net assets



A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

ADDITIONAL INFORMATION ABOUT THE STANDARD & POOR'S 500 INDEX

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.







You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175, or your insurance company.

   The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

   INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS 811-3329, 811-5511,
AND 811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.701851.101 VIP/VIPII/VIPIII-smpro-0499

SHARES OF THE FUNDS ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. PARTICULAR FUNDS MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABLE FUNDS. IF A FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VARIABLE
INSURANCE PRODUCTS
FUNDS
INITIAL CLASS

GROWTH AND GROWTH & INCOME FUNDS:

Index 500 Portfolio
Growth Opportunities Portfolio
Contrafund Portfolio
Growth Portfolio
Overseas Portfolio
Balanced Portfolio
Equity-Income Portfolio
Growth & Income Portfolio

ASSET ALLOCATION FUNDS:

Asset Manager Portfolio
Asset Manager: Growth Portfolio

INCOME FUNDS:

Investment Grade Bond Portfolio
High Income Portfolio

MONEY MARKET FUND:

Money Market Portfolio

PROSPECTUS
APRIL 30, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         8   PERFORMANCE

FUND BASICS              17  INVESTMENT DETAILS

                         23  VALUING SHARES

SHAREHOLDER INFORMATION  23  BUYING AND SELLING SHARES

                         24  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         24  TAX CONSEQUENCES

FUND SERVICES            24  FUND MANAGEMENT

                         28  FUND DISTRIBUTION

APPENDIX                 29  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

Bankers Trust Company (BT)'s principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

GROWTH PORTFOLIO seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

OVERSEAS PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

BALANCED PORTFOLIO seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When you sell your shares of the fund, they could be worth more or less than what you paid for them

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

A fund's total return and/or yield may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns and yields quoted for a class include the class's expenses, but do not include charges and expenses attributable to any particular insurance product. Because shares of the funds may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a fund's performance to that of other mutual funds.

The following information illustrates the changes in each fund's performance from year to year, compares the performance of each fund (other than Money Market) to the performance of a market index, and compares the performance of each fund (other than Money Market, Asset Manager and Asset Manager: Growth) to an average of the performance of similar funds over various periods of time. Each of Asset Manager, Asset Manager: Growth and Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Each of Growth and Equity-Income also compares its performance to the performance of an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

INDEX 500 PORTFOLIO - INITIAL
CLASS

Calendar Year          1993   1994   1995    1996    1997    1998

                       9.74%  1.04%  37.19%  22.71%  32.83%  28.31%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 9.74
Row: 6, Col: 1, Value: 1.04
Row: 7, Col: 1, Value: 37.19
Row: 8, Col: 1, Value: 22.71
Row: 9, Col: 1, Value: 32.83
Row: 10, Col: 1, Value: 28.31

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INDEX 500 PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 21.36% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.96%
(QUARTER ENDING SEPTEMBER 30, 1998).

GROWTH OPPORTUNITIES
PORTFOLIO - INITIAL CLASS

Calendar Year                                      1995    1996    1997    1998

                                                   32.52%  18.27%  29.95%  24.61%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 32.52
Row: 8, Col: 1, Value: 18.27
Row: 9, Col: 1, Value: 29.95
Row: 10, Col: 1, Value: 24.61

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH
OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.74% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.29% (QUARTER ENDING SEPTEMBER 30, 1998).

CONTRAFUND PORTFOLIO -
INITIAL CLASS

Calendar Year              1995    1996    1997    1998

                           39.72%  21.22%  24.14%  29.98%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 39.72
Row: 8, Col: 1, Value: 21.22
Row: 9, Col: 1, Value: 24.14
Row: 10, Col: 1, Value: 29.98

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF CONTRAFUND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 23.56% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.89%
(QUARTER ENDING SEPTEMBER 30, 1998).

GROWTH PORTFOLIO - INITIAL
CLASS

Calendar Year               1989    1990     1991    1992   1993    1994    1995    1996    1997    1998

                            31.51%  -11.73%  45.51%  9.32%  19.37%  -0.02%  35.36%  14.71%  23.48%  39.49%



Percentage (%)
Row: 1, Col: 1, Value: 31.51
Row: 2, Col: 1, Value: -11.73
Row: 3, Col: 1, Value: 45.51
Row: 4, Col: 1, Value: 9.32
Row: 5, Col: 1, Value: 19.37
Row: 6, Col: 1, Value: -0.02
Row: 7, Col: 1, Value: 35.36
Row: 8, Col: 1, Value: 14.71
Row: 9, Col: 1, Value: 23.48
Row: 10, Col: 1, Value: 39.49

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.80% (QUARTER ENDING SEPTEMBER 30, 1990).



OVERSEAS PORTFOLIO - INITIAL
CLASS

Calendar Year  1989    1990    1991   1992     1993    1994   1995   1996    1997    1998

               26.28%  -1.67%  8.00%  -10.72%  37.35%  1.72%  9.74%  13.15%  11.56%  12.81%



Percentage (%)
Row: 1, Col: 1, Value: 26.28
Row: 2, Col: 1, Value: -1.67
Row: 3, Col: 1, Value: 8.0
Row: 4, Col: 1, Value: -10.72
Row: 5, Col: 1, Value: 37.35
Row: 6, Col: 1, Value: 1.72
Row: 7, Col: 1, Value: 9.74
Row: 8, Col: 1, Value: 13.15
Row: 9, Col: 1, Value: 11.56
Row: 10, Col: 1, Value: 12.81

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 18.14% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.65% (QUARTER ENDING SEPTEMBER 30, 1998).

BALANCED PORTFOLIO - INITIAL
CLASS

Calendar Year                                         1995    1996   1997    1998

                                                      13.92%  9.98%  22.18%  17.64%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 13.92
Row: 8, Col: 1, Value: 9.98
Row: 9, Col: 1, Value: 22.18
Row: 10, Col: 1, Value: 17.64
DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF BALANCED PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 11.83% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).


EQUITY-INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

               17.34%  -15.29%  31.44%  16.89%  18.29%  7.07%  35.09%  14.28%  28.11%  11.63%



Percentage (%)
Row: 1, Col: 1, Value: 17.34
Row: 2, Col: 1, Value: -15.29
Row: 3, Col: 1, Value: 31.44
Row: 4, Col: 1, Value: 16.89
Row: 5, Col: 1, Value: 18.29
Row: 6, Col: 1, Value: 7.07
Row: 7, Col: 1, Value: 35.09
Row: 8, Col: 1, Value: 14.28
Row: 9, Col: 1, Value: 28.11
Row: 10, Col: 1, Value: 11.63

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.20% (QUARTER ENDING SEPTEMBER 30, 1990).

GROWTH & INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year                  1997    1998

                               30.09%  29.59%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 30.09
Row: 10, Col: 1, Value: 29.59

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH & INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.97% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-8.37% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER PORTFOLIO -
INITIAL CLASS

Calendar Year    1990   1991    1992    1993    1994    1995    1996    1997    1998

                 6.72%  22.56%  11.71%  21.23%  -6.09%  16.96%  14.60%  20.65%  15.05%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 6.72
Row: 3, Col: 1, Value: 22.56
Row: 4, Col: 1, Value: 11.71
Row: 5, Col: 1, Value: 21.23
Row: 6, Col: 1, Value: -6.09
Row: 7, Col: 1, Value: 16.96
Row: 8, Col: 1, Value: 14.6
Row: 9, Col: 1, Value: 20.65
Row: 10, Col: 1, Value: 15.05

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.80%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.67% (QUARTER ENDING SEPTEMBER 30, 1998).

ASSET MANAGER: GROWTH
PORTFOLIO - INITIAL CLASS

Calendar Year              1995    1996    1997    1998

                           23.02%  20.04%  25.07%  17.57%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 23.02
Row: 8, Col: 1, Value: 20.04
Row: 9, Col: 1, Value: 25.07
Row: 10, Col: 1, Value: 17.57

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER: GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 17.69% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.12% (QUARTER ENDING SEPTEMBER 30, 1998).

INVESTMENT GRADE BOND
PORTFOLIO - INITIAL CLASS

Calendar Year              1989    1990   1991    1992   1993    1994    1995    1996   1997   1998

                           10.26%  6.21%  16.38%  6.65%  10.96%  -3.76%  17.32%  3.19%  9.06%  8.85%



Percentage (%)
Row: 1, Col: 1, Value: 10.26
Row: 2, Col: 1, Value: 6.21
Row: 3, Col: 1, Value: 16.38
Row: 4, Col: 1, Value: 6.65
Row: 5, Col: 1, Value: 10.96
Row: 6, Col: 1, Value: -3.76
Row: 7, Col: 1, Value: 17.32
Row: 8, Col: 1, Value: 3.19
Row: 9, Col: 1, Value: 9.060000000000001
Row: 10, Col: 1, Value: 8.85

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INVESTMENT GRADE BOND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 6.23%
(QUARTER ENDING JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -2.80% (QUARTER ENDING MARCH 31, 1994).


HIGH INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

               -4.17%  -2.23%  35.08%  23.17%  20.40%  -1.64%  20.72%  14.03%  17.67%  -4.33%



Percentage (%)
Row: 1, Col: 1, Value: -4.17
Row: 2, Col: 1, Value: -2.23
Row: 3, Col: 1, Value: 35.08
Row: 4, Col: 1, Value: 23.17
Row: 5, Col: 1, Value: 20.4
Row: 6, Col: 1, Value: -1.64
Row: 7, Col: 1, Value: 20.72
Row: 8, Col: 1, Value: 14.03
Row: 9, Col: 1, Value: 17.67
Row: 10, Col: 1, Value: -4.33

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -12.75%
(QUARTER ENDING SEPTEMBER 30, 1998).


MONEY MARKET PORTFOLIO -
INITIAL CLASS

Calendar Year  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

               9.12%  8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%



Percentage (%)
Row: 1, Col: 1, Value: 9.119999999999999
Row: 2, Col: 1, Value: 8.039999999999999
Row: 3, Col: 1, Value: 6.09
Row: 4, Col: 1, Value: 3.9
Row: 5, Col: 1, Value: 3.23
Row: 6, Col: 1, Value: 4.25
Row: 7, Col: 1, Value: 5.87
Row: 8, Col: 1, Value: 5.41
Row: 9, Col: 1, Value: 5.51
Row: 10, Col: 1, Value: 5.46

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY
MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH AND GROWTH & INCOME
FUNDS

For the periods ended          Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

INDEX 500 PORTFOLIO - INITIAL   28.31%       23.72%        21.27%A
CLASS

S&P 500                         28.58%       24.06%        21.61%A

Lipper S&P 500 Index            28.05%       23.56%        21.12%A
Objective Funds Average

GROWTH OPPORTUNITIES            24.61%       n/a           26.26%B
PORTFOLIO - INITIAL CLASS

S&P 500                         28.58%       n/a           30.55%B

Lipper Growth Funds Average     22.86%       n/a           n/a

CONTRAFUND PORTFOLIO -          29.98%       n/a           28.62%B
INITIAL CLASS

S&P 500                         28.58%       n/a           30.55%B

Lipper Growth Funds Average     22.86%       n/a           n/a

GROWTH PORTFOLIO - INITIAL      39.49%       21.74%        19.41%
CLASS

Russell 3000 Growth Index       35.02%       24.21%        19.77%

Lipper Capital Appreciation     19.96%       14.96%        14.09%
Funds Average

S&P 500                         28.58%       24.06%        19.21%

OVERSEAS PORTFOLIO - INITIAL    12.81%       9.71%         10.09%
CLASS

Morgan Stanley Capital          20.27%       9.29%         5.59%
International Europe,
Australasia, Far East Index

Lipper International Funds      13.02%       7.69%         8.98%
Average

BALANCED PORTFOLIO - INITIAL    17.64%       n/a           15.86%B
CLASS

S&P 500                         28.58%       n/a           30.55%B

Lipper Balanced Funds Average   13.48%       n/a           n/a

Fidelity Balanced Composite     20.98%       n/a           22.25%B
Index

EQUITY-INCOME PORTFOLIO -       11.63%       18.77%        15.62%
INITIAL CLASS

Russell 3000 Value Index        13.50%       20.11%        17.08%

Lipper Equity Income Funds      10.89%       16.60%        14.47%
Average

S&P 500                         28.58%       24.06%        19.21%

GROWTH & INCOME PORTFOLIO -     29.59%       n/a           29.84%C
INITIAL CLASS

S&P 500                         28.58%       n/a           30.95%C

Lipper Growth and Income        15.61%       n/a           20.81%C
Funds Average


* EXCEPT AS INDICATED, BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1993.

B FROM JANUARY 3, 1995 (CLASS'S COMMENCEMENT OF OPERATIONS).

C FROM JANUARY 1, 1997.

ASSET ALLOCATION FUNDS

For the periods ended       Past 1 year  Past 5 years  Life of class*
December 31, 1998

ASSET MANAGER PORTFOLIO -    15.05%       11.81%        13.38%A
INITIAL CLASS

S&P 500                      28.58%       24.06%        17.90%A

Fidelity Asset Allocation    18.61%       14.42%        12.14%A
Composite Index

ASSET MANAGER: GROWTH        17.57%       n/a           21.42%B
PORTFOLIO - INITIAL CLASS

S&P 500                      28.58%       n/a           30.55%B

Fidelity Aggressive Asset    22.74%       n/a           n/a
Allocation Composite Index

* EXCEPT AS INDICATED, BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1990.

B FROM JANUARY 3, 1995 (CLASS'S COMMENCEMENT OF OPERATIONS).

INCOME FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1998

INVESTMENT GRADE BOND         8.85%        6.70%         8.36%
PORTFOLIO - INITIAL CLASS

Lehman Brothers Aggregate     8.69%        7.27%         9.26%
Bond Index

Lipper Intermediate           7.25%        6.35%         8.28%
Investment Grade Debt Funds
Average

HIGH INCOME PORTFOLIO -       -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield      3.66%        9.01%         11.08%
Master Index

Lipper High Current Yield     -.44%        7.37%         9.34%
Funds Average

MONEY MARKET FUND

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1998

MONEY MARKET PORTFOLIO -   5.46%        5.30%         5.67%
INITIAL CLASS

If FMR had not reimbursed certain class expenses during these periods, Index 500's, Growth Opportunities', Overseas', Balanced's, Growth & Income's, Asset Manager's, Asset Manager: Growth's, Investment Grade Bond's, High Income's, and Money Market's returns would have been lower.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

Fidelity Asset Allocation Composite Index is a hypothetical representation of the performance of Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds and 10% short term/money market). The following indexes are used to calculate the Composite Index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

Fidelity Aggressive Asset Allocation Composite Index is a hypothetical representation of the performance of Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds and 5% short term/money market). The following indexes are used to calculate the Composite Index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

S&P 500 is a market capitalization-weighted index of common stocks.

Russell 3000(registered trademark) Growth Index is a market capitalization-weighted index of U.S. domiciled growth oriented stocks.

Russell 3000(registered trademark) Value Index is a market capitalization-weighted index of U.S. domiciled value oriented stocks.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is an index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index may be compiled in two ways: a market capitalization-weighted (cap-weighted) and a gross domestic product-weighted (GDP-weighted) version. As of December 31, 1998, the cap-weighted index included over 1,000 equity securities of companies domiciled in 20 countries, and the GDP-weighted index included over 1,000 equity securities of companies domiciled in 20 countries.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FUND BASICS


INVESTMENT DETAILS

THE GROWTH AND GROWTH & INCOME FUNDS

INVESTMENT OBJECTIVE

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

BT normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P
500. BT may choose, if extraordinary circumstances warrant, to exclude an index stock from the fund and substitute a similar stock if doing so will help the fund achieve its objective.

The fund seeks to achieve a 98% or better correlation between its total return and the total return of the index. The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

BT may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

BT may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If BT's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GROWTH PORTFOLIO seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

OVERSEAS PORTFOLIO seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

BALANCED PORTFOLIO seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR (BT for Index 500 Portfolio) may temporarily use a different investment strategy for defensive purposes. If FMR (BT for Index 500 Portfolio) does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE ASSET ALLOCATION FUNDS

INVESTMENT OBJECTIVE

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgement to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 STOCKS 50%
(can range from 30-70%)

 BONDS 40%
(can range from 20-60%)

 SHORT-TERM/MONEY
MARKET 10% (can range
from 0-50%)

Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 10% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgement to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 STOCKS 70%
(can range from
50-100%)

 BONDS 25%
(can range from 0-50%)

 SHORT-TERM/MONEY
MARKET 5% (can range
from 0-50%)

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 20% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE INCOME FUNDS

INVESTMENT OBJECTIVE

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds.

FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 1998, the dollar-weighted average maturity of the fund and the index was approximately 8.1 and 8.6 years, respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

GROWTH PORTFOLIO seeks to achieve capital appreciation.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities.

BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.

HIGH INCOME PORTFOLIO seeks a high level of current income by investing primarily in high yielding, fixed-income securities, while also considering growth of capital.

MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Money Market's assets are valued on the basis of amortized cost.

Each fund's (except Money Market's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Initial Class is the class's NAV.

The price to sell one share of Initial Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the funds can buy or sell shares of the funds. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of each fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

A fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. A fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate a fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of any fund to any separate account, or suspend or terminate the offering of shares of any fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such fund.

Each fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distribute these gains (less any losses), if any, to shareholders as capital gains distributions.

Money Market Portfolio normally declares dividends daily and pays them monthly. Index 500, Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, Asset Manager: Growth, Investment Grade Bond, and High Income Portfolios will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for a fund.

Dividends and capital gains distributions from a fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the funds will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from a fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for the funds (except Index 500) and handling the funds' business affairs.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy, sell and lend the fund's investments.

As of December 31, 1998, BT had approximately $319.4 billion in discretionary assets under management.

BT's principal offices are at 130 Liberty Street, New York, New York
10006.

BT is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. The merger is contingent upon various regulatory approvals. Index 500's Board of Trustees will consider approval of a new subadvisory agreement among the fund, FMR and BT or its successor by merger that would be effective at the time of the merger and would be presented to the fund's shareholders for approval.

On March 11, 1999, BT announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record keeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, BT pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, BT agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea did not arise out of the investment advisory or mutual fund management activities of BT or its affiliates.

As a result of the plea, absent an order from the SEC, BT would not be able to continue to provide investment advisory services to Index 500. The SEC has granted a temporary order to permit BT and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Overseas. As of September 28, 1998, FIIA had approximately $1 billion in discretionary assets under management. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Overseas.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Overseas. As of September 28, 1998, FIIA(U.K.)L had approximately $2.3 billion in discretionary assets under management. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Overseas.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for Investment Grade Bond and Money Market. FIMM is primarily responsible for choosing investments for Investment Grade Bond and Money Market. FIMM also serves as a sub-adviser for Balanced, Asset Manager, and Asset Manager: Growth. FIMM is responsible for choosing certain types of investments for Balanced, Asset Manager, and Asset Manager: Growth.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR, BT and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR and BT have advised each fund that they are actively working on necessary changes to their computer systems and expect that their systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

George Vanderheiden is Vice President and manager of Growth
Opportunities Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Charles Mangum will provide assistance in managing Growth
Opportunities Portfolio from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.

Will Danoff is Vice President and manager of Contrafund Portfolio, which he has managed since January 1995. He also manages another
Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.

Jason Weiner is associate manager of Contrafund Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Weiner has worked as an analyst and manager.

Jennifer Uhrig is Vice President and manager of Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

Richard Mace is Vice President and manager of Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.

John Avery is manager of Balanced Portfolio, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

Stephen Petersen is Vice President and manager of Equity-Income
Portfolio, which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.

Louis Salemy is manager of Growth & Income Portfolio, which he has managed since September 1998. Previously, he was associate manager of Growth & Income Portfolio and managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager, and portfolio assistant.

Dick Habermann is Vice President and lead manager of Asset Manager Portfolio and Asset Manager: Growth Portfolio, both of which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the funds. He also manages several other Fidelity funds. Mr Habermann is a Senior Vice President of FMR Co. He joined Fidelity in 1968.

Kevin Grant is Vice President and manager of Investment Grade Bond Portfolio, which he has managed since February 1997. He also is Vice President of Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Mr. Grant joined Fidelity as a portfolio manager in 1993.

Barry Coffman is Vice President and manager of High Income Portfolio, which he has managed since August 1990. He also co-manages other
Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.

Each fund has an investment objective similar to that of an existing Fidelity fund. Index 500 Portfolio is most similar to Spartan Market Index Fund; Growth Opportunities Portfolio is most similar to Fidelity Advisor Growth Opportunities Fund; Contrafund Portfolio is most similar to Fidelity Contrafund; Growth Portfolio is most similar to Fidelity Growth Company Fund; Overseas Portfolio is most similar to Fidelity Overseas Fund; Balanced Portfolio is most similar to Fidelity Advisor Balanced Fund; Equity-Income Portfolio is most similar to Fidelity Equity-Income Fund; Growth & Income Portfolio is most similar to Fidelity Growth & Income Portfolio; Asset Manager Portfolio is most similar to Fidelity Asset Manager; Asset Manager: Growth Portfolio is most similar to Fidelity Asset Manager: Growth; Investment Grade Bond Portfolio is most similar to Fidelity Investment Grade Bond Fund; High Income Portfolio is most similar to Fidelity High Income Fund; and Money Market Portfolio is most similar to Fidelity Cash Reserves.

The performance of a fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity and BT investment personnel may invest in securities for their own investment accounts pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.

Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, Asset Manager: Growth, Investment Grade Bond, High Income, and Money Market each pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee for each fund (except Money Market) is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The fee for Money Market is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve and multiplying the result by the fund's average net assets throughout the month, and then adding an income-based fee. The income-based fee is 6% of the fund's monthly gross income in excess of an annualized 5% yield, but it cannot rise above an annual rate of 0.24% of the fund's average net assets throughout that month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, and Asset Manager:
Growth, or 0.37% for Investment Grade Bond, High Income, and Money Market, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.13% for Investment Grade Bond, High Income, and Money Market, and the group fee rate was 0.29% for Growth Opportunities, Contrafund, Growth, Overseas, Balanced, Equity-Income, Growth & Income, Asset Manager, and Asset Manager:
Growth. The individual fund fee rate is 0.03% for Money Market. The individual fund fee rate is 0.15% for Balanced. The individual fund fee rate is 0.20% for Equity-Income and Growth & Income. The individual fund fee rate is 0.25% for Asset Manager. The individual fund fee rate is 0.30% for Growth Opportunities, Contrafund, Growth, Asset Manager: Growth, and Investment Grade Bond. The individual fund fee rate is 0.45% for Overseas and High Income.

Index 500 pays management and sub-advisory fees to FMR and BT, respectively. These fees are calculated and paid every month. The fund pays a management fee at an annual rate of 0.24% of its average net assets to FMR, and a sub-advisory fee (representing 40% of net income from securities lending) of less than 0.01% to BT. FMR, independently of the fund, also compensates BT for investment management, securities lending and custodial services.

The following table states the total management (and, for Index 500, sub-advisory) fee, as a percentage of each fund's average net assets, for each fund for the fiscal year ended December 31, 1998:

                                 Total  Management Fee

Index 500 Portfolio               0.24%

Growth Opportunities Portfolio    0.59%

Contrafund Portfolio              0.59%

Growth Portfolio                  0.59%

Overseas Portfolio                0.74%

Balanced Portfolio                0.44%

Equity-Income Portfolio           0.49%

Growth & Income Portfolio         0.49%

Asset Manager Portfolio           0.54%

Asset Manager: Growth Portfolio   0.59%

Investment Grade Bond Portfolio   0.43%

High Income Portfolio             0.58%

Money Market Portfolio            0.20%

The following table states the total annual Initial Class operating expenses, as a percentage of each class's average net assets, for each fund for the fiscal year ended December 31, 1998. The total annual class operating expenses do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

                                 Total Annual Class Operating
                                 Expenses

Index 500 Portfolio              0.35%A

Growth Opportunities Portfolio   0.71%B

Contrafund Portfolio             0.70%B

Growth Portfolio                 0.68%B

Overseas Portfolio               0.91%B

Balanced Portfolio               0.59%B

Equity-Income Portfolio          0.58%B

Growth & Income Portfolio        0.61%B

Asset Manager Portfolio          0.64%B

Asset Manager: Growth Portfolio  0.73%B

Investment Grade Bond Portfolio  0.57%B

High Income Portfolio            0.70%B

Money Market Portfolio           0.30%

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (WITH THE EXCEPTIONS NOTED BELOW) EXCEED 0.28% OF ITS AVERAGE NET ASSETS. EXPENSES ELIGIBLE FOR REIMBURSEMENT DO NOT INCLUDE INTEREST, TAXES, BROKERAGE COMMISSIONS OR EXTRAORDINARY EXPENSES. IN ADDITION, SUB-ADVISORY FEES PAID BY INDEX 500 ASSOCIATED WITH SECURITIES LENDING ARE NOT ELIGIBLE FOR REIMBURSEMENT. THIS ARRANGEMENT CAN BE TERMINATED BY FMR AT ANY TIME.

B FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND
EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                                 Initial Class  Effective Date

Growth Opportunities Portfolio   1.50%          1/3/95

Contrafund Portfolio             1.00%          1/3/95

Growth Portfolio                 1.50%          10/9/86

Overseas Portfolio               1.50%          1/28/87

Balanced Portfolio               1.50%          1/3/95

Equity-Income Portfolio          1.50%          10/9/86

Growth & Income Portfolio        1.00%          12/31/96

Asset Manager Portfolio          1.25%          1/1/90

Asset Manager: Growth Portfolio  1.00%          1/3/95

Investment Grade Bond Portfolio  0.80%          12/5/88

High Income Portfolio            1.00%          9/19/85

THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that certain funds paid was used to reduce each of those fund's expenses. In addition, certain funds, or FMR on behalf of Index 500, entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual Initial Class operating expenses, after reimbursement for Index 500, stated in the table would have been:

                                 Initial Class

Index 500 Portfolio              0.28%

Growth Opportunities Portfolio   0.70%

Contrafund Portfolio             0.66%

Growth Portfolio                 0.66%

Overseas Portfolio               0.89%

Balanced Portfolio               0.58%

Equity-Income Portfolio          0.57%

Growth & Income Portfolio        0.60%

Asset Manager Portfolio          0.63%

Asset Manager: Growth Portfolio  0.72%

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing assistance with investment advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

As of December 31, 1998, approximately 31% of Index 500's, 27% of Growth Opportunities', 26% of Contrafund's, 38% of Balanced's, 56% of Growth & Income's, 68% of Asset Manager: Growth's, 40% of Investment Grade Bond's, and 53% of Money Market's total outstanding shares were held by an FMR affiliate.

FUND DISTRIBUTION

Each fund (except Index 500, Investment Grade Bond and Money Market) is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Initial
Class's shares.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

BT may allocate brokerage transactions in a manner that takes into account the sale of shares of Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each class's financial history. Initial Class of Index 500, Growth, Overseas, Equity-Income, Asset Manager, Investment Grade Bond, High Income, and Money Market has financial history for the past 5 years. Initial Class of Growth Opportunities, Contrafund, Balanced, Growth & Income, and Asset Manager: Growth has under 5 years of financial history, beginning with its respective commencement of operations date. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.

INDEX 500 PORTFOLIO - INITIAL CLASS

Selected Per-Share Data and
Ratios

Years ended December 31       1998         1997         1996       1995       1994

Net asset value, beginning    $ 114.40     $ 89.05      $ 75.71    $ 56.22    $ 55.74
of period

Income from Investment
Operations

 Net investment income         1.65C        1.80C        1.04       .85        1.14

 Net realized and              29.70        26.67        15.55      19.72      (.56)
unrealized gain (loss)

 Total from investment         31.35        28.47        16.59      20.57      .58
operations

Less Distributions

 From net investment income    (1.36)       (1.03)       (.91)      (.95)      --

 From net realized gain       (3.15)       (2.09)       (2.34)     (.11)      (.10)

 In excess of net realized    --           --           --         (.02)      --
gain

 Total distributions          (4.51)       (3.12)       (3.25)     (1.08)     (.10)

Net asset value, end of      $ 141.24     $ 114.40     $ 89.05    $ 75.71    $ 56.22
period

Total returnA,B               28.31%       32.83%       22.71%     37.19%     1.04%

Net assets, end of period    $ 3,772,068  $ 2,098,042  $ 823,243  $ 245,700  $ 51,301
(000 omitted)

Ratio of expenses to          .28%D        .28%D        .28%D      .28%D      .28%D
average net assets

Ratio of net investment       1.33%        1.74%        2.26%      2.70%      2.81%
income to average net assets

Portfolio turnover            4%           9%           14%        16%        2%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

GROWTH OPPORTUNITIES PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31       1998         1997         1996       1995C

Net asset value, beginning    $ 19.27      $ 15.40      $ 13.07    $ 10.00
of period

Income from Investment
Operations

 Net investment income         .26B         .29B         .26        .11

 Net realized and              4.29         4.18         2.12       3.14
unrealized gain (loss)

 Total from investment         4.55         4.47         2.38       3.25
operations

Less Distributions

 From net investment income    (.21)        (.25)        --         (.11)

 From net realized gain        (.73)        (.35)        (.05)      (.07)

 Total distributions           (.94)        (.60)        (.05)      (.18)

Net asset value, end of       $ 22.88      $ 19.27      $ 15.40    $ 13.07
period

Total returnA,F                24.61%       29.95%       18.27%     32.52%

Net assets, end of period     $ 1,570,011  $ 1,025,766  $ 383,085  $ 164,303
(000 omitted)

Ratio of expenses to           .71%         .74%         .77%       .85%D
average net assets

Ratio of expenses to           .70%E        .73%E        .76%E      .83%E
average net assets after
expense reductions

Ratio of net investment        1.27%        1.68%        2.29%      2.49%
income to average net assets

Portfolio turnover             29%          26%          28%        38%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


CONTRAFUND PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31       1998         1997         1996         1995D

Net asset value, beginning    $ 19.94      $ 16.56      $ 13.79      $ 10.00
of period

Income from Investment
Operations

 Net investment income         .13C         .16C         .14          .06

 Net realized and              5.54         3.73         2.76         3.91
unrealized gain (loss)

 Total from investment         5.67         3.89         2.90         3.97
operations

Less Distributions

 From net investment income    (.14)        (.14)        --           (.06)

 From net realized gain        (1.03)       (.37)        (.13)        (.12)

 Total distributions           (1.17)       (.51)        (.13)        (.18)

Net asset value, end of       $ 24.44      $ 19.94      $ 16.56      $ 13.79
period

Total returnA,B                29.98%       24.14%       21.22%       39.72%

Net assets, end of period     $ 6,388,592  $ 4,107,868  $ 2,394,103  $ 877,000
(000 omitted)

Ratio of expenses to           .70%         .71%         .74%         .72%
average net assets

Ratio of expenses to           .66%E        .68%E        .71%E        .72%
average net assets after
expense reductions

Ratio of net investment        .62%         .90%         1.33%        1.07%
income to average net assets

Portfolio turnover             201%         142%         178%         132%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

GROWTH PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31       1998          1997         1996         1995         1994

Net asset value, beginning    $ 37.10       $ 31.14      $ 29.20      $ 21.69      $ 23.08
of period

Income from Investment
Operations

 Net investment income         .08C          .20C         .22          .08          .12

 Net realized and              12.85         6.91         3.82         7.55         (.12)
unrealized gain (loss)

 Total from investment         12.93         7.11         4.04         7.63         --
operations

Less Distributions

 From net investment income    (.19)         (.21)        (.08)        (.12)        (.12)

 From net realized gain        (4.97)        (.94)        (2.02)       --           (1.27)

 Total distributions           (5.16)        (1.15)       (2.10)       (.12)        (1.39)

Net asset value, end of       $ 44.87       $ 37.10      $ 31.14      $ 29.20      $ 21.69
period

Total returnA,B                39.49%        23.48%       14.71%       35.36%       (.02)%

Net assets, end of period     $ 11,243,824  $ 7,727,132  $ 6,086,424  $ 4,162,702  $ 2,141,869
(000 omitted)

Ratio of expenses to           .68%          .69%         .69%         .70%         .70%
average net assets

Ratio of expenses to           .66%D         .67%D        .67%D        .70%         .69%D
average net assets after
expense reductions

Ratio of net investment        .21%          .58%         .81%         .37%         .69%
income to average net assets

Portfolio turnover             123%          113%         81%          108%         122%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

OVERSEAS PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31       1998         1997         1996         1995         1994

Net asset value, beginning    $ 19.20      $ 18.84      $ 17.06      $ 15.67      $ 15.48
of period

Income from Investment
Operations

 Net investment income         .23D         .30D         .32C,D       .17          .19

 Net realized and              2.13         1.70         1.88         1.34         .08
unrealized gain (loss)

 Total from investment         2.36         2.00         2.20         1.51         .27
operations

Less Distributions

 From net investment income    (.38)        (.33)        (.20)        (.06)        (.08)

 From net realized gain        (1.12)       (1.31)       (.22)        (.02)        --

 In excess of net realized     --           --           --           (.04)        --
gain

 Total distributions           (1.50)       (1.64)       (.42)        (.12)        (.08)

Net asset value, end of       $ 20.06      $ 19.20      $ 18.84      $ 17.06      $ 15.67
period

Total returnA,B                12.81%       11.56%       13.15%       9.74%        1.72%

Net assets, end of period     $ 2,074,843  $ 1,926,322  $ 1,667,601  $ 1,343,134  $ 1,297,701
(000 omitted)

Ratio of expenses to           .91%         .92%         .93%         .91%         .92%
average net assets

Ratio of expenses to           .89%E        .90%E        .92%E        .91%         .92%
average net assets after
expense reductions

Ratio of net investment        1.19%        1.55%        1.84%        1.88%        1.28%
income to average net assets

Portfolio turnover             84%          67%          92%          50%          42%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

BALANCED PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31     1998       1997       1996       1995G

Net asset value, beginning  $ 14.58    $ 12.23    $ 11.17    $ 10.00
of period

Income from Investment
Operations

 Net investment income       .44C       .44C       .33        .14

 Net realized and            2.00       2.22       .78        1.25
unrealized gain (loss)

 Total from investment       2.44       2.66       1.11       1.39
operations

Less Distributions

 From net investment        (.36)      (.31)      (.01)D     (.14)
income

 From net realized gain     (.55)      --         (.04)D     (.08)

 Total distributions        (.91)      (.31)      (.05)      (.22)

Net asset value, end of    $ 16.11    $ 14.58    $ 12.23    $ 11.17
period

Total returnA,B             17.64%     22.18%     9.98%      13.92%

Net assets, end of period  $ 307,681  $ 214,538  $ 103,110  $ 43,155
(000 omitted)

Ratio of expenses to        .59%       .61%       .72%       1.42%E
average net assets

Ratio of expenses to        .58%F      .60%F      .71%F      1.42%
average net assets after
expense reductions

Ratio of net investment     2.94%      3.28%      3.63%      3.56%
income to average net assets

Portfolio turnover          94%        98%        163%       248%

A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.

EQUITY-INCOME PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998          1997          1996         1995         1994

Net asset value,           $ 24.28       $ 21.03       $ 19.27      $ 15.35      $ 15.44
beginning of period

Income from Investment
Operations

 Net investment income      .38B          .36B          .35          .41          .41

 Net realized and           2.31          5.06          2.30         4.69         .64
unrealized gain (loss)

 Total from investment      2.69          5.42          2.65         5.10         1.05
operations

Less Distributions

 From net investment        (.34)         (.36)         (.03)        (.40)        (.37)
income

 From net realized gain     (1.21)        (1.81)        (.86)        (.78)        (.77)

 Total distributions        (1.55)        (2.17)        (.89)        (1.18)       (1.14)

Net asset value, end of    $ 25.42       $ 24.28       $ 21.03      $ 19.27      $ 15.35
period

Total returnA,D             11.63%        28.11%        14.28%       35.09%       7.07%

Net assets, end of period  $ 11,409,912  $ 10,106,742  $ 6,961,090  $ 4,879,435  $ 2,284,412
(000 omitted)

Ratio of expenses to        .58%          .58%          .58%         .61%         .60%
average net assets

Ratio of expenses to        .57%C         .57%C         .56%C        .61%         .58%C
average net assets after
expense reductions

Ratio of net investment     1.58%         1.65%         1.97%        2.56%        2.83%
income to average net assets

Portfolio turnover          28%           44%           186%         87%          134%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

GROWTH & INCOME PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998         1997       1996G

Net asset value,           $ 12.53      $ 9.90     $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      .15D         .13D       .00

 Net realized and           3.54         2.84       (.10)
unrealized gain (loss)

 Total from investment      3.69         2.97       (.10)
operations

Less Distributions

 From net investment        --           (.08)      --
income

 From net realized gain     (.07)        (.26)      --

 Total distributions        (.07)        (.34)      --

Net asset value, end of    $ 16.15      $ 12.53    $ 9.90
period

Total returnB,C             29.59%       30.09%     (1.00)%

Net assets, end of period  $ 1,141,806  $ 345,287  $ 990
(000 omitted)

Ratio of expenses to        .61%         .70%       1.00%A,E
average net assets

Ratio of expenses to        .60%F        .70%       1.00%A
average net assets after
expense reductions

Ratio of net investment     1.08%        1.14%      3.89%A
income to average net assets

Portfolio turnover          66%          81%        0%A

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES).

ASSET MANAGER PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998         1997         1996         1995         1994

Net asset value,           $ 18.01      $ 16.93      $ 15.79      $ 13.79      $ 15.42
beginning of period

Income from Investment
Operations

 Net investment income      .59C         .57C         .63          .30          .45

 Net realized and           1.84         2.58         1.55         1.99         (1.33)
unrealized gain (loss)

 Total from investment      2.43         3.15         2.18         2.29         (.88)
operations

Less Distributions

 From net investment        (.57)        (.59)        (.57)        (.29)        (.29)
income

 From net realized gain     (1.71)       (1.48)       (.47)        --           (.46)

 Total distributions        (2.28)       (2.07)       (1.04)       (.29)        (.75)

Net asset value, end of    $ 18.16      $ 18.01      $ 16.93      $ 15.79      $ 13.79
period

Total returnA,B             15.05%       20.65%       14.60%       16.96%       (6.09)%

Net assets, end of period  $ 4,905,468  $ 4,399,937  $ 3,641,194  $ 3,332,844  $ 3,290,527
(000 omitted)

Ratio of expenses to        .64%         .65%         .74%         .81%         .81%
average net assets

Ratio of expenses to        .63%D        .64%D        .73%D        .79%D        .80%D
average net assets after
expense reductions

Ratio of net investment     3.46%        3.43%        3.60%        3.54%        4.07%
income to average net assets

Portfolio turnover          113%         101%         168%         256%         85%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ASSET MANAGER: GROWTH PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998       1997       1996       1995C

Net asset value,           $ 16.36    $ 13.10    $ 11.77    $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      .41B       .36B       .21        .10

 Net realized and           2.19       2.92       2.08       2.20
unrealized gain (loss)

 Total from investment      2.60       3.28       2.29       2.30
operations

Less Distributions

 From net investment        (.34)      --         (.21)      (.11)
income

 From net realized gain     (1.59)     (.02)      (.75)      (.42)

 Total distributions        (1.93)     (.02)      (.96)      (.53)

Net asset value, end of    $ 17.03    $ 16.36    $ 13.10    $ 11.77
period

Total returnA,F             17.57%     25.07%     20.04%     23.02%

Net assets, end of period  $ 528,874  $ 483,231  $ 253,024  $ 68,247
(000 omitted)

Ratio of expenses to        .73%       .77%       .87%       1.00%D
average net assets

Ratio of expenses to        .72%E      .76%E      .85%E      1.00%
average net assets after
expense reductions

Ratio of net investment     2.60%      2.44%      2.63%      1.69%
income to average net assets

Portfolio turnover          98%        90%        120%       343%

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS OF INITIAL CLASS SHARES) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

INVESTMENT GRADE BOND PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998       1997       1996       1995       1994

Net asset value,           $ 12.560   $ 12.240   $ 12.480   $ 11.020   $ 11.480
beginning of period

Income from Investment      .725B      .759B      .670       .320       .733
Operations  Net investment
income

 Net realized and           .335       .291       (.290)     1.530      (1.163)
unrealized gain (loss)

 Total from investment      1.060      1.050      .380       1.850      (.430)
operations

Less Distributions  From    (.590)     (.730)     (.620)     (.390)     --
net investment income

 From net realized gain     (.070)     --         --         --         (.010)

 In excess of net           --         --         --         --         (.020)
realized gain

 Total distributions        (.660)     (.730)     (.620)     (.390)     (.030)

Net asset value, end of    $ 12.960   $ 12.560   $ 12.240   $ 12.480   $ 11.020
period

Total returnA               8.85%      9.06%      3.19%      17.32%     (3.76)%

Net assets, end of period  $ 674,813  $ 324,525  $ 228,594  $ 181,546  $ 111,381
(000 omitted)

Ratio of expenses to        .57%       .58%       .58%       .59%       .67%
average net assets

Ratio of net investment     5.85%      6.34%      6.49%      6.53%      6.53%
income to average net assets

Portfolio turnover          239%       191%       81%        182%       143%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

HIGH INCOME PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998         1997         1996         1995         1994

Net asset value,           $ 13.580     $ 12.520     $ 12.050     $ 10.750     $ 11.990
beginning of period

Income from Investment
Operations

 Net investment income      1.111C       1.124C       .927         .856         .770

 Net realized and           (1.591)      .936         .643         1.224        (.910)
unrealized gain (loss)

 Total from investment      (.480)       2.060        1.570        2.080        (.140)
operations

Less Distributions

 From net investment        (.970)D      (.890)       (.920)       (.780)       (.730)
income

 From net realized gain     (.600)D      (.110)       (.180)       --           (.370)

 Total distributions        (1.570)      (1.000)      (1.100)      (.780)       (1.100)

Net asset value, end of    $ 11.530     $ 13.580     $ 12.520     $ 12.050     $ 10.750
period

Total returnA,B             (4.33)%      17.67%       14.03%       20.72%       (1.64)%

Net assets, end of period  $ 2,348,954  $ 2,329,516  $ 1,588,822  $ 1,040,000  $ 569,417
(000 omitted)

Ratio of expenses to        .70%         .71%         .71%         .71%         .71%
average net assets

Ratio of net investment     9.14%        8.88%        9.09%        9.32%        8.75%
income to average net assets

Portfolio turnover          92%          118%         123%         132%         122%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

MONEY MARKET PORTFOLIO - INITIAL CLASS

Selected Per-Share Data
and Ratios

Years ended December 31    1998         1997         1996         1995       1994

Net asset value,           $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
beginning of period

Income from Investment      .053         .053         .052         .057       .042
Operations  Net interest
income

Less Distributions  From    (.053)       (.053)       (.052)       (.057)     (.042)
net interest income

Net asset value, end of    $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

Total returnA               5.46%        5.51%        5.41%        5.87%      4.25%

Net assets, end of period  $ 1,507,489  $ 1,020,794  $ 1,126,155  $ 808,874  $ 748,606
(000 omitted)

Ratio of expenses to        .30%         .31%         .30%         .33%       .27%
average net assets

Ratio of net interest       5.33%        5.32%        5.28%        5.72%      4.32%
income to average net assets


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.




You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175, or your insurance company.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS 811-3329, 811-5511, AND
811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.717515.101 VIP/VIPII/VIPIIILNMC-pro-0499


SHARES OF THE FUND ARE OFFERED ONLY TO THE SEPARATE ACCOUNTS OF INSURANCE COMPANIES, FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THE FUND MAY NOT BE AVAILABLE IN YOUR STATE DUE TO VARIOUS INSURANCE REGULATIONS. PLEASE CHECK WITH YOUR INSURANCE COMPANY FOR AVAILABILITY. IF THE FUND IN THIS PROSPECTUS IS NOT AVAILABLE IN YOUR STATE, THIS PROSPECTUS IS NOT TO BE CONSIDERED A SOLICITATION. PLEASE READ THIS PROSPECTUS TOGETHER WITH THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS THAT ACCOMPANIES IT.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VARIABLE
INSURANCE PRODUCTS
FUND III
SERVICE CLASS

GROWTH OPPORTUNITIES PORTFOLIO

PROSPECTUS
APRIL 30, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2  INVESTMENT SUMMARY

                         2  PERFORMANCE

FUND BASICS              3  INVESTMENT DETAILS

                         4  VALUING SHARES

SHAREHOLDER INFORMATION  4  BUYING AND SELLING SHARES

                         4  DIVIDENDS AND CAPITAL GAINS
                            DISTRIBUTIONS

                         4  TAX CONSEQUENCES

FUND SERVICES            5  FUND MANAGEMENT

                         5  FUND DISTRIBUTION

APPENDIX                 6  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.

Total returns quoted for a class include the class's expenses, but may not include charges and expenses attributable to any particular insurance product. Because shares of the fund may be purchased only through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.

The following information illustrates the fund's performance over the past year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

GROWTH OPPORTUNITIES
PORTFOLIO - SERVICE CLASS

Calendar Year                                                  1998

                                                               24.51%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 24.51

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF GROWTH
OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.70% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.34% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended        Past 1 year  Life of class*
December 31, 1998

GROWTH OPPORTUNITIES          24.51%       24.51%A
PORTFOLIO - SERVICE CLASS

S&P 500                       28.58%       28.58%A

Lipper Growth Funds Average   22.86%       22.86%A


* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1998.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

The price to buy one share of Service Class is the class's NAV.

The price to sell one share of Service Class is the class's NAV.

Only "separate accounts" of insurance companies that have executed certain agreements with the fund can buy or sell shares of the fund. A separate account is a segregated asset account. Separate accounts fund variable annuity contracts and variable life insurance policies. Please refer to your insurance company's separate account prospectus for investing information.

Each insurance company separate account places a single order to buy or sell shares of the fund each business day. The insurance company calculates the amount of the order based on the aggregate instructions to the insurer from owners of the insurer's variable annuity contracts and variable life insurance policies. Instructions received from owners before the close of the NYSE on a given day usually result in fund share purchases and redemptions at the NAV calculated as of the close of the NYSE that day. In some cases, the applicable NAV is the next NAV calculated after the order is received by the fund.

The fund will normally send the proceeds from redemption orders to the insurance company one business day after the fund receives the redemption order. The fund must send the proceeds within 7 days after the fund receives the redemption order.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Agreements executed with insurance companies obligate the fund to sell and redeem fund shares each day that the NYSE is open for business. Notwithstanding anything else in the agreements, the Board may refuse to sell shares of the fund to any separate account, or suspend or terminate the offering of shares of the fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the fund.

The fund sells its shares to separate accounts of insurance companies that are affiliated with FMR and to separate accounts of insurance companies that are unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund.

Dividends and capital gains distributions from the fund will be automatically reinvested in additional shares of the same class of the fund.

TAX CONSEQUENCES

Please refer to your insurance company's separate account prospectus for a discussion of the tax status of your variable annuity or variable life insurance contract. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

It is expected that shares of the fund will be held by insurance company separate accounts under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividends or capital gains distributions from the fund are not currently taxable to holders of variable annuity and variable life insurance contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

FUND SERVICES


FUND MANAGEMENT

Growth Opportunities Portfolio is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

George Vanderheiden is Vice President and manager of Growth
Opportunities Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Charles Mangum will provide assistance in managing Growth
Opportunities Portfolio from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.

The fund has an investment objective similar to that of an existing Fidelity fund. Growth Opportunities Portfolio is most similar to Fidelity Advisor Growth Opportunities Fund.

The performance of the fund is not expected to be the same as the performance of the existing Fidelity fund to which it is most similar due to differences in investments, economies of scale, and other factors. Various insurance-related costs at the insurance company's separate account level will also affect performance.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 1998, the group fee rate was 0.29%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 1998, was 0.59% of the fund's average net assets.

The total annual Service Class operating expenses for the fiscal year ended December 31, 1998, were 0.80% of the class's average net assets. The total annual class operating expenses do not reflect the effect of any reduction of certain expenses during the period.

A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, the fund entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual Service Class operating expenses would have been 0.79% for the fiscal year ended December 31, 1998.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

Effective November 3, 1997, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be terminated by FMR at any time.

As of December 31, 1998, approximately 27% of the fund's total outstanding shares were held by an FMR affiliate.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation, Inc. (FDC) distributes Service
Class's shares.

Service Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class of the fund is authorized to pay FDC (for remittance quarterly to an insurance company) a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or shareholder support services. Depending on an insurance company's corporate structure and applicable state law, FDC may remit payments to the insurance company's affiliated broker-dealer or other affiliated company, rather than to the insurance company itself. Service Class of the fund may pay FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of the fund currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Variable Product owners to do so. (For purposes of this discussion, "Variable Product" refers to a variable annuity contract or variable life insurance policy for which shares of the fund are available as an underlying investment option.)

Up to the full amount of the Service Class 12b-1 fee may be reallowed to insurance companies as compensation for providing services intended to result in the sale of Service Class shares and/or support services to Variable Product owners, based upon the level of such services provided. These services may include, without limitation: answering questions about the fund from Variable Product owners; receiving and answering correspondence from Variable Product owners (including requests for prospectuses and statements of additional information for the fund); performing sub-accounting with respect to Variable Product values allocated to the fund; preparing, printing and distributing reports of values to Variable Product owners who have values allocated to the fund; printing and distributing prospectuses, statements of additional information, any supplements thereto, and shareholder reports; preparing, printing and distributing marketing materials for Variable Products; assisting customers in completing applications for Variable Products and selecting underlying mutual fund investment options; preparing, printing and distributing sub-account performance figures for sub-accounts investing in fund shares; and providing other reasonable assistance in connection with the distribution of fund shares to insurers.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or shareholder support services, including payments made to insurance companies and others that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of Service Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Service Class's financial history for the past 2 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

SELECTED PER-SHARE DATA

Years ended December 31       1998     1997D

Net asset value, beginning    $ 19.27  $ 18.50
of period

Income from Investment
Operations

 Net investment incomeC        .23      .04

 Net realized and              4.30     .73
unrealized gain (loss)

 Total from investment         4.53     .77
operations

Less Distributions

 From net investment income    (.21)    --

 From net realized gain        (.73)    --

 Total distributions          (.94)    --

Net asset value, end of      $ 22.86  $ 19.27
period

Total returnB,F               24.51%   4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period   $ 149,496  $ 2,589
(000 omitted)

Ratio of expenses to         .80%       .84%A
average net assets

Ratio of expenses to         .79%E      .83%A,E
average net assets after
expense reductions

Ratio of net investment      1.16%      1.72%A
income to average net assets

Portfolio turnover           29%        26%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175, or your insurance company.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-7205.

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

1.718002.100 VIPIII-GROSC-pro-0499